                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06515

Morgan Stanley Flexible Income Trust
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York    10020
   (Address of principal executive offices)      (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: October 31, 2004

Date of reporting period: October 31, 2004

Item 1 - Report to Shareholders
Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley Flexible Income Trust performed during the annual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered. Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund's shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund.

Fund Report
For the year ended October 31, 2004

Total Return for the 12 months ended October 31, 2004

Class A	Class B	Class C	Class D	Lehman Brothers Intermediate U.S. Gov't./ Credit Index[1]	Lipper Multi-Sector Income Funds Average[2]
8.64%	7.91%	7.93%	8.81%	4.33%	9.06%

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost.
The performance of the Fund's four share classes varies because each has different expenses. The Fund's total return figures assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance information.

Market Conditions

Fixed-income investors during the course of the reporting year were confronted by an array of contradictory economic data. At the beginning of the period, investors expected interest rates to remain at historically low levels thanks to a combination of weak employment growth, ongoing threats of terrorism and deflationary pressures. These signals of economic weakness persisted through the first half of the period until April, when the release of March employment numbers was significantly higher than had been anticipated. Moreover, the release included upward revisions of estimates from earlier periods. These new signals of economic strength led investors to conclude that the Federal Open Market Committee (the "Fed") would begin to raise rates sooner than had previously been expected.

The Fed went on to do so at its June as well as subsequent meetings, bringing the overnight federal funds rate to 1.75 percent by the end of the period. Despite these changes, however, continued softness in the economy pushed yields on intermediate and longer-maturity securities lower in the third and into the fourth calendar quarter of 2004. The market's concerns were fueled by continued weakness in employment growth, steady rises in oil prices and uncertainty over the outcome of the U.S. presidential election.

Against this mixed backdrop, performance varied over the major segments of the fixed-income market. U.S. Treasury securities lagged other parts of the market due to their high sensitivity to fluctuating interest rates and their relatively low yields. Mortgage-backed securities (MBS) had mixed performance, with higher-coupon securities leading the pack while lower-coupon issues lagged on expectations of rising prepayments. Corporate bonds turned in the best performance of any major market sector, led by lower-quality securities. Paper, energy and industrials were the best-performing industries within the corporate bond market, reflecting investors' general interest in economically sensitive industries.

Performance Analysis

Morgan Stanley Flexible Income Trust outperformed the Lehman Brothers Intermediate U.S. Government/Credit Index and underperformed the Lipper Multi-Sector Income Funds Average. The Fund benefited greatly from its ability to invest a portion of its assets in high yield and emerging markets securities. Both of these markets performed very strongly for the period, leading the Fund's holdings to have a significantly positive effect on its performance. The Fund's holdings of higher-coupon MBS also helped, as these securities were not as heavily affected by interest-rate volatility as were those in the Fund's benchmark.

Not all of the Fund's strategies performed so well. The Fund was positioned during the period for rising interest rates, with a level of sensitivity to interest rates below that of its benchmark. While interest rates did go up at times during the period, they did not do so enough for this strategy to bear fruit. In fact, over the entire review period intermediate and long interest rates declined while shorter rates rose only slightly. As a result, this approach exerted a drag on performance.

There is no guarantee that any securities mentioned will continue to perform well or be held by the Fund in the future.

Investment Strategy

The Fund will normally invest at least 80 percent of its assets in a portfolio of fixed-income securities. The Fund's "Investment Manager," Morgan Stanley Investment Advisors Inc., will allocate the Fund's securities investments among the following asset classes or market segments: (1) investment grade global securities, (2) mortgage-backed securities and U.S. government securities, (3) high yield securities and (4) emerging market securities. The amount of the Fund's assets committed to any one asset class or market segment will fluctuate and there are no percentage limitations with respect to the amount of the Fund's assets that may be invested in any such asset class or market segment other than those relating to high yield and emerging market debt securities. The Investment Manager has the flexibility to select any combination of the aforementioned groups depending upon market conditions and the current economic environment and, as a result, at any given time the Fund's assets may be invested in certain groups and not others.

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semiannual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public Web site, www.morganstanley.com. Each Morgan Stanley

PORTFOLIO COMPOSITION
Corporate Bonds	35.4%
U.S. Government Agencies and Obligations	31.6
Foreign Bonds	23.9
Short-Term Investments	7.0
Other Securities	2.1

LONG-TERM CREDIT ANALYSIS
AAA	35.6%
AA	3.9
A	5.0
BBB	13.4
BB	16.4
B	24.4
NR	1.3

Data as of October 31, 2004. Subject to change daily. All percentages for portfolio composition are as a percentage of total investments. All percentages for long-term credit analysis are as a percentage of total long-term investments. These data are provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

fund also files a complete schedule of portfolio holdings with the SEC for the fund's first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102. You may obtain copies of a fund's fiscal quarter filings by contacting Morgan Stanley Client Relations at (800) 869-NEWS.

Proxy Voting Policies and Procedures

A description of (1) the Fund's policies and procedures with respect to the voting of proxies relating to the Fund's portfolio securities and (2) how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended October 31, 2004, is available without charge, upon request, by calling (800) 869-NEWS or by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Annual Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 350-6414, 8:00 A.M. to 8:00 P.M., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Performance Summary

Performance of a $10,000 Investment — Class B

Average Annual Total Returns — Period Ended October 31, 2004

	Class A Shares* (since 07/28/97)		Class B Shares** (since 04/09/92)		Class C Shares† (since 07/28/97)		Class D Shares†† (since 07/28/97)
Symbol	DINAX		DINBX		DINCX		DINDX
1 Year	8.64%	[3]	7.91%	[3]	7.93%	[3]	8.81%	[3]
	4.02	[4]	2.93	[4]	6.93	[4]	—
5 Years	2.76	[3]	2.09	[3]	2.13	[3]	3.01	[3]
	1.87	[4]	1.80	[4]	2.13	[4]	—
10 Years	—		3.66	[3]	—		—
	—		3.66	[4]	—		—
Since Inception	2.44	[3]	3.93	[3]	1.80	[3]	2.68	[3]
	1.83	[4]	3.93	[4]	1.80	[4]	—

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit morganstanley.com or speak with your financial advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class D shares will vary due to differences in sales charges and expenses

*	The maximum front-end sales charge for Class A is 4.25%.
**	The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.
†	The maximum contingent deferred sales charge for Class C is 1% for shares redeemed within one year of purchase.
††	Class D has no sales charge.
(1)	The Lehman Brothers Intermediate U.S. Government/Credit Index tracks the performance of U.S. government and corporate obligations, including U.S. government agency and Treasury securities, and corporate and Yankee bonds with maturities of 1 to 10 years. Indexes are unmanaged and their returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.
(2)	The Lipper Multi-Sector Income Funds Average tracks the performance of all funds in the Lipper Multi-Sector Income Funds classification. The Average, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment.
(3)	Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(4)	Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.
‡	Ending value assuming a complete redemption on October 31, 2004.

Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 05/01/04 – 10/31/04.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds that have transactional costs, such as sales charges (loads), and redemption fees, or exchange fees.

	BEGINNING ACCOUNT VALUE	ENDING ACCOUNT VALUE	EXPENSES PAID DURING PERIOD*
	05/01/04	10/31/04	05/01/04 – 10/31/04
Class A
Actual (5.43% return)	$1,000.00	$1,054.30	$4.70
Hypothetical (5% annual return before expenses)	$1,000.00	$1,020.56	$4.62
Class B
Actual (5.10% return)	$1,000.00	$1,051.00	$7.78
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.55	$7.66
Class C
Actual (5.11% return)	$1,000.00	$1,051.10	$7.79
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.55	$7.66
Class D
Actual (5.54% return)	$1,000.00	$1,055.40	$3.41
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.82	$3.35

*	Expenses are equal to the Fund's annualized expense ratio of 0.91%, 1.51%, 1.51% and 0.66% respectively, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Morgan Stanley Flexible Income Trust

Portfolio of Investments October 31, 2004

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	Government & Corporate Bonds (106.0%)
	Foreign (27.5%)
	Argentina (0.5%)
	Government Obligations
$320	Republic of Argentina (c)	12.125%		05/21/05	$88,014
994	Republic of Argentina (c)	6.00		03/31/23	538,697
1,060	Republic of Argentina (c)	3.53		04/10/05	365,700
90	Republic of Argentina (c)	11.375		03/15/10	28,125
135	Republic of Argentina (c)	11.375		01/30/17	43,537
2,250	Republic of Argentina (c)	11.75		04/07/09	703,125
70	Republic of Argentina (c)	11.75		06/15/15	22,400
	Total Argentina				1,789,598
	Australia (0.1%)
	Other Metals/Minerals (0.0%)
495	Murrin Murrin Holdings Property Ltd. (c)	9.375		08/31/07	49
	Property – Casualty Insurers (0.1%)
430	Mantis Reef Ltd. – 144A*	4.692		11/14/08	432,770
	Total Australia				432,819
	Austria (2.1%)
	Government Obligation (2.0%)
EUR 5,500	Republic of Austria	5.875		07/15/06	7,431,430
	Pulp & Paper (0.1%)
$335	Sappi Papier Holding AG – 144A*	6.75		06/15/12	371,644
	Total Austria				7,803,074
	Belgium (0.3%)
	Cable/Satellite TV
1,595	Telenet Group Holding NV – 144A*	11.50	††	06/15/14	1,220,175
	Bermuda (0.0%)
	Personnel Services
EUR 100	Adecco Financial Services	6.00		03/15/06	132,479
	Brazil (2.2%)
	Government Obligations
$1,100	Federal Republic of Brazil	3.063	***	04/15/24	973,423
320	Federal Republic of Brazil	6.00		04/15/24	287,917
1,771	Federal Republic of Brazil	8.00		04/15/14	1,766,321
895	Federal Republic of Brazil	8.875		04/15/24	865,912

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments October 31, 2004 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
$820	Federal Republic of Brazil	10.50%	07/14/14	$920,860
670	Federal Republic of Brazil	11.00	08/17/40	756,597
1,730	Federal Republic of Brazil	14.50	10/15/09	2,231,700
	Total Brazil			7,802,730
	Bulgaria (0.3%)
	Government Obligation
730	Federal Republic of Bulgaria	8.25	01/15/15	916,118
	Canada (2.8%)
	Aerospace & Defense (0.0%)
EUR 65	Bombardier Capital	6.125	05/14/07	84,793
	Containers/Packaging (0.1%)
$380	Norampac, Inc.	6.75	06/01/13	402,800
	Drugstore Chains (0.3%)
225	Jean Coutu Group PJC Inc. – 144A*	7.625	08/01/12	239,062
825	Jean Coutu Group PJC Inc. – 144A*	8.50	08/01/14	845,625
				1,084,687
	Forest Products (0.4%)
1,230	Tembec Industries Inc.	8.50	02/01/11	1,263,825
	Government Obligations (0.4%)
CAD 1,100	Canadian Government Bond	5.50	06/01/09	963,612
800	Canadian Government Bond	3.00	06/01/06	655,503
				1,619,115
	Integrated Oil (0.0%)
$110	Petro-Canada	5.35	07/15/33	102,964
	Movies/Entertainment (0.1%)
470	Alliance Atlantis Communications, Inc.	13.00	12/15/09	506,425
	Oil & Gas Production (0.1%)
325	Nexen Inc.	5.05	11/20/13	326,774
	Oilfield Services/Equipment (0.2%)
690	CHC Helicopter Corp.	7.375	05/01/14	738,300
	Other Metals/Minerals (0.3%)
710	Inco Ltd.	7.20	09/15/32	819,779
120	Inco Ltd.	7.75	05/15/12	142,943
				962,722

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments October 31, 2004 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	Publishing: Newspapers (0.3%)
$754	Hollinger Participation Trust – 144A*	12.125	†%	11/15/10	$923,106
	Pulp & Paper (0.2%)
850	Abitibi-Consolidated Inc.	6.00		06/20/13	818,125
	Telecommunication Equipment (0.4%)
660	Nortel Networks Ltd.	6.125		02/15/06	678,150
675	Nortel Networks Ltd. (Conv.)	4.25		09/01/08	652,219
					1,330,369
	Total Canada				10,164,005
	Cayman Islands (0.0%)
	Tobacco
EUR 90	Altria Finance Ltd.	5.625		06/24/08	118,913
	Chile (0.3%)
	Oil & Gas Production
$990	Empresa Nacional de Petroleo	6.75		11/15/12	1,112,005
	Colombia (0.5%)
	Government Obligations
625	Republic of Colombia	11.75		02/25/20	767,188
661	Republic of Columbia	9.75		04/09/11	767,071
360	Republic of Columbia	10.375		01/28/33	393,300
	Total Colombia				1,927,559
	Denmark (0.2%)
	Finance/Rental/Leasing
DKK 1,712	Realkredit Denmark	6.00		10/01/29	304,877
2,163	Unikredit Realkredit	5.00		07/01/29	381,147
	Total Denmark				686,024
	France (1.3%)
	Chemicals: Specialty (0.2%)
$795	Rhodia SA	8.875		06/01/11	747,300
	Government Obligation (0.9%)
EUR 2,300	France (Republic of)	6.50		04/25/11	3,446,752
	Telecommunications (0.1%)
70	France Telecom S.A.	7.00		12/23/09	103,008
90	France Telecom S.A.	8.125		01/28/33	155,803
$70	France Telecom S.A.	9.25		03/01/31	94,775
					353,586

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments October 31, 2004 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Water Utilities (0.1%)
EUR 100	Gie Suez Alliance	5.50%	02/20/09	$138,136
120	Veolia Environment	5.875	06/27/08	166,726
				304,862
	Total France			4,852,500
	Germany (3.5%)
	Cable/Satellite TV (0.3%)
$1,000	Kabel Deutschland – 144A*	10.625	07/01/14	1,125,000
	Government Obligations (3.0%)
1,000	Aries Vermogensverwaltng	9.60	10/25/14	1,167,310
EUR 3,890	Germany (Federal Republic of)	6.25	01/04/24	6,152,821
2,650	Germany (Federal Republic of)	7.375	01/03/05	3,417,273
45	Deutschland Republic	4.50	07/04/09	60,962
				10,798,366
	Major Banks (0.0%)
90	Deutsche Bank AG	5.125	01/31/13	122,876
	Pharmaceuticals: Major (0.2%)
$295	VWR International – 144A*	6.875	04/15/12	314,175
365	VWR International – 144A*	8.00	04/15/14	393,287
				707,462
	Total Germany			12,753,704
	Ireland (0.2%)
	Investment Managers
780	JSG Funding PLC (Ireland)	9.625	10/01/12	893,100
	Italy (0.0%)
	Telecommunications
95	Telecom Italia Capital	4.00	11/15/08	95,721
	Ivory Coast (0.0%)
	Government Obligation
470	Ivory Coast (c)	2.00	03/29/18	82,898

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments October 31, 2004 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Japan (3.3%)
	Government Obligations
JPY 214,500	Japan (Government of)	0.80%	03/20/13	$1,950,670
995,000	Japan (Government of)	0.10	04/20/05	9,402,012
75,000	Japan (Government of)	0.10	12/20/05	709,040
	Total Japan			12,061,722
	Kyrgyzstan (0.2%)
	Industrial Conglomerates
EUR 45	Hutchison Whampoa Finance	5.875	07/08/13	61,209
$515	Hutchison Whampoa International Ltd. – 144A*	6.50	02/13/13	549,211
100	Hutchison Whampoa International Ltd. – 144A*	5.45	11/24/10	103,114
	Total Kyrgyzstan			713,534
	Luxembourg (0.1%)
	Chemicals: Agricultural (0.1%)
EUR 130	Sygenta Lux Finance	5.50	07/10/06	174,029
	Industrial Conglomerates (0.0%)
40	Tyco International Group SA	6.125	04/04/07	55,173
	Total Luxembourg			229,202
	Malaysia (0.3%)
	Government Obligation
$770	Malaysia	8.75	06/01/09	925,809
	Mexico (2.3%)
	Government Obligations (1.9%)
250	United Mexican States Corp	8.00	09/24/22	287,500
460	United Mexican States Corp.	8.30	08/15/31	532,910
2,090	United Mexican States Corp	8.375	01/14/11	2,471,425
870	United Mexican States Corp.	8.125	12/30/19	1,021,380
720	United Mexican States Corp.	10.375	02/17/09	891,360
1,065	United Mexican States Corp.	11.50	05/15/26	1,624,125
				6,828,700
	Oil & Gas Production (0.4%)
550	Petroleos Mexicanos Ser P (Issued 09/15/99)	9.50	09/15/27	682,000
410	Petroleos Mexicanos Ser P (Issued 09/18/97)	9.50	09/15/27	506,350
410	Petroleos Mexicanos	8.625	12/01/23	469,450
				1,657,800
	Total Mexico			8,486,500

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments October 31, 2004 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Netherlands (0.4%)
	Electric Utilities (0.0%)
EUR 10	RWE Finance BV	5.50%	10/26/07	$13,713
	Multi-Line Insurance (0.1%)
140	Munich Re Finance BV	6.75	06/21/23	204,025
	Other Transportation (0.1%)
150	Fixed Link Holding Finance	5.75	02/02/09	205,233
	Publishing: Books/Magazines (0.0%)
120	VNU N.V.	6.625	05/30/07	167,241
	Telecommunications (0.2%)
170	Deutsche Telekom International Finance Corp.	8.125	05/29/12	272,219
$170	Deutsche Telekom International Finance Corp.	8.75	06/15/30	224,997
EUR 195	Olivetti Finance N.V.	5.875	01/24/08	269,092
100	TPSA Eurofinance BV	6.625	03/01/06	134,440
				900,748
	Total Netherlands			1,490,960
	Nigeria (0.2%)
	Government Obligation
$750	Central Bank of Nigeria	6.25	11/15/20	716,250
	Panama (0.3%)
	Government Obligations
440	Republic of Panama	9.375	04/01/29	504,900
380	Republic of Panama	9.625	02/08/11	436,050
	Total Panama			940,950
	Peru (0.3%)
	Government Obligations
350	Republic of Peru	4.50	03/07/17	312,515
330	Republic of Peru	8.375	05/03/16	345,675
405	Republic of Peru	9.875	02/06/15	470,812
	Total Peru			1,129,002
	Philippines (0.6%)
	Government Obligations
2,190	Republic of Philippines	8.875	03/17/15	2,165,362

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments October 31, 2004 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Qatar (0.2%)
	Government Obligation (0.1%)
$300	State of Quatar	9.75%	06/15/30	$433,920
	Gas Distributors (0.1%)
325	Ras Laffan Liquid Natural Gas Co. Ltd. – 144A*	8.294	03/15/14	388,784
	Total Qatar			822,704
	Russia (2.4%)
	Government Obligations
3,640	Federal Republic of Russia	5.00	03/31/30	3,649,100
870	Federal Republic of Russia	8.25	03/31/10	959,104
1,256	Federal Republic of Russia	11.00	07/24/18	1,711,865
1,390	Federal Republic of Russia	12.75	06/24/28	2,221,337
	Total Russia			8,541,406
	Sweden (0.1%)
	Government Obligation
SEK 2,125	Swedish Government Bond	5.00	01/28/09	317,955
	Tunisia (0.1%)
	Regional Banks
$200	Banque Centrale de Tunisie	7.375	04/25/12	230,000
	Turkey (1.1%)
	Government Obligations
500	Citigroup Inc. - 144A*	0.00	02/23/06	520,900
1,000	Citigroup Inc. - 144A*	0.00	02/23/06	1,065,700
350	Citigroup Inc. - 144A*	0.00	02/23/06	386,190
970	Republic of Turkey	11.00	01/14/13	1,201,587
735	Republic of Turkey	11.50	01/23/12	925,181
	Total Turkey			4,099,558
	Ukraine (0.2%)
	Government Obligation
560	Ukraine Government	5.33 ***	08/05/09	576,100
	United Kingdom (0.5%)
	Advertising/Marketing Services (0.2%)
580	WPP Finance Corp. - 144A* (United Kingdom)	5.875	06/15/14	599,321
EUR 150	WPP Group PLC	6.00	06/18/08	208,703
				808,024

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments October 31, 2004 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Chemicals: Specialty (0.1%)
$390	Avecia Group PLC (United Kingdom)	11.00%	07/01/09	$368,550
	Electric Utilities (0.1%)
EUR 120	National Grid Transco	5.00	07/02/18	155,300
	Life/Health Insurance (0.0%)
100	SL Finance PLC	6.375	07/12/22	142,819
	Tobacco (0.1%)
180	BAT International Finance PLC	4.875	02/25/09	238,719
	Total United Kingdom			1,713,412
	Venezuela (0.6%)
	Government Obligations
$310	Republic of Venezuela	8.50	10/08/14	315,425
500	Republic of Venezuela	9.375	01/13/34	511,750
1,000	Republic of Venezuela	10.75	09/19/13	1,158,500
	Total Venezuela			1,985,675
	Total Foreign (Cost $92,102,467)			99,929,523
	United States (78.5%)
	Corporate Bonds (40.7%)
	Advertising/Marketing Services (0.1%)
610	Interep National Radio Sales, Inc. (Series B)	10.00	07/01/08	474,275
	Aerospace & Defense (0.3%)
375	Northrop Grumman Corp.	4.079	11/16/06	381,831
245	Raytheon Co.	4.85	01/15/11	254,130
70	Raytheon Co.	8.30	03/01/10	84,052
338	Systems 2001 Asset Trust – 144A*	6.664	09/15/13	376,684
				1,096,697
	Air Freight/Couriers (0.1%)
95	FedEx Corp.	2.65	04/01/07	93,884
185	FedEx Corp.	7.25	02/15/11	213,013
				306,897

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments October 31, 2004 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Airlines (0.1%)
$121	America West Airlines, Inc.	7.10%	04/02/21	$130,110
101	Continental Airlines, Inc.	6.545	02/02/19	98,078
216	Continental Airlines, Inc.	6.648	09/15/17	202,847
95	Southwest Airlines Co.	5.496	11/01/06	99,024
				530,059

	Alternative Power Generation (0.5%)
975	Calpine Corp. – 144A*	8.50	07/15/10	721,500
1,144	Ormat Funding Corp. – 144A*	8.25	12/30/20	1,143,702
				1,865,202
	Apparel/Footwear (0.1%)
335	Oxford Industries, Inc.	8.875	06/01/11	363,475
	Auto Parts: O.E.M. (0.2%)
795	TRW Automotive, Inc.	9.375	02/15/13	918,225
	Automotive Aftermarket (0.2%)
605	Tenneco Automotive, Inc. (Series B)	11.625	10/15/09	645,837
	Broadcasting (0.3%)
295	Clear Channel Communications, Inc.	7.65	09/15/10	337,846
265	Granite Broadcasting Corp.	9.75	12/01/10	245,787
328	Salem Communications Holdings Corp. (Series B)	9.00	07/01/11	362,440
				946,073
	Building Products (0.9%)
625	Brand Services Inc.	12.00	10/15/12	703,125
175	Interface Inc.	7.30	04/01/08	178,937
910	Interface Inc.	9.50	02/01/14	989,625
875	THL Buildco Inc. (Nortek) Inc. 144A*	8.50	09/01/14	931,875
295	WII Components, Inc.	10.00	02/15/12	278,775
				3,082,337
	Cable/Satellite TV (1.2%)
246	Avalon Cable LLC	11.875	12/01/08	258,685
1,345	Charter Communications Holdings LLC	10.75	10/01/09	1,143,250
755	Comcast Cable Communications Inc.	6.75	01/30/11	848,053
315	Comcast Corp.	6.50	01/15/15	345,134

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments October 31, 2004 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
$220	Directv Holdings/Finance	8.375%		03/15/13	$251,900
730	Echostar DBS Corp.	6.375		10/01/11	760,112
317	Knology, Inc. – 144A* (d)	12.00	†	11/30/09	299,114
290	Renaissance Media Group LLC	10.00		04/15/08	301,600
					4,207,848
	Casino/Gaming (1.8%)
6,500	Aladdin Gaming Holdings/Capital Corp. LLC (Series B) (c)	13.50		03/01/10	0
790	Harrah's Operating Co., Inc.	5.50		07/01/10	825,333
915	Harrah's Operating Co., Inc.	7.875		12/15/05	963,037
925	Isle of Capri Casinos	7.00		03/01/14	962,000
1,230	MGM Mirage Inc.	6.00		10/01/09	1,279,200
937	Park Place Entertainment	8.875		09/15/08	1,081,064
3,904	Resorts At Summerlin LP/Ras Co. (Series B) (a) (c)	13.00		12/15/07	0
970	Station Casinos, Inc.	6.00		04/01/12	1,018,500
485	Venetian Casino/LV Sands	11.00		06/15/10	559,569
					6,688,703
	Chemicals: Major Diversified (0.8%)
1,020	Equistar Chemical Funding	10.125		09/01/08	1,176,825
105	Equistar Chemical Funding	10.625		05/01/11	121,800
315	Huntsman Advanced Materials Corp. – 144A*	11.00		07/15/10	365,400
1,090	Huntsman ICI Chemicals	10.125		07/01/09	1,149,950
145	ICI Wilmington Inc.	4.375		12/01/08	146,669
					2,960,644
	Chemicals: Specialty (1.4%)
265	FMC Corp.	10.25		11/01/09	308,725
325	Innophos Inc. – 144A*	8.875		08/15/14	351,812
350	ISP Chemco	10.25		07/01/11	392,000
680	ISP Holdings Inc. (Series B)	10.625		12/15/09	754,800
225	Koppers Industry Inc.	9.875		10/15/13	255,375
195	Millennium America, Inc.	7.00		11/15/06	204,750
750	Millennium America, Inc.	9.25		06/15/08	840,000
530	Nalco Co.	7.75		11/15/11	576,375
600	Nalco Co.	8.875		11/15/13	660,750
530	Rockwood Specialties, Inc.	10.625		05/15/11	590,950
211	Westlake Chemical Corp.	8.75		07/15/11	238,957
					5,174,494

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments October 31, 2004 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Coal (0.1%)
$175	Foundation PA Coal Co. – 144A*	7.25%	08/01/14	$187,906
	Construction Materials (0.2%)
625	RMCC Acquisition Co. – 144A*	9.50	11/01/12	632,813
	Consumer Sundries (0.1%)
415	Amscan Holdings, Inc. – 144A*	8.75	05/01/14	419,150
	Consumer/Business Services (0.5%)
775	Buhrmann US, Inc. – 144A*	8.25	07/01/14	773,062
400	Muzak LLC/Muzak Finance Corp.	9.875	03/15/09	278,000
690	Muzak LLC/Muzak Finance Corp.	10.00	02/15/09	621,000
				1,672,062
	Containers/Packaging (1.3%)
300	Graham Packaging Company Inc. – 144A*	8.50	10/15/12	316,500
875	Graphic Packaging International Corp.	9.50	08/15/13	1,012,812
1,775	Owens-Illinois Inc.	7.50	05/15/10	1,863,750
320	Pliant Corp. (Issued 04/10/02)	13.00	06/01/10	300,000
590	Pliant Corp. (Issued 08/29/00)	13.00	06/01/10	553,125
525	Sealed Air Corp - 144A*	5.625	07/15/13	541,337
				4,587,524
	Department Stores (0.2%)
520	Federated Department Stores, Inc.	6.90	04/01/29	578,464
250	May Department Stores Co., Inc.	6.70	09/15/28	260,535
25	May Department Stores Co., Inc.	7.875	03/01/30	29,845
				868,844
	Drugstore Chains (0.2%)
49	CVS Corp. – 144A *	5.789	01/10/26	51,194
29	CVS Corp. – 144A*	6.204	10/10/25	31,555
460	Rite Aid Corp.	7.125	01/15/07	466,900
170	Rite Aid Corp.	8.125	05/01/10	182,325
				731,974
	Electric Utilities (3.2%)
36	AES Corp. (The)	8.875	02/15/11	41,625
53	AES Corp. (The)	9.375	09/15/10	62,275
1,050	AES Corp. (The) – 144A*	9.00	05/15/15	1,228,500
280	Allegheny Energy, Inc.	7.75	08/01/05	289,100

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments October 31, 2004 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
$20	Appalachian Power Co. (Series H)	5.95%	05/15/33	$20,164
545	Arizona Public Service Co.	5.80	06/30/14	580,875
110	Cincinnati Gas & Electric Co.	5.70	09/15/12	117,725
55	Cincinnati Gas & Electric Co. (Series A)	5.40	06/15/33	51,433
145	Cincinnati Gas & Electric Co. (Series B)	5.375	06/15/33	135,098
495	CMS Energy Corp.	7.50	01/15/09	533,362
295	CMS Energy Corp.	8.50	04/15/11	336,300
150	Columbus Southern Power Co. (Series D)	6.60	03/01/33	166,803
125	Consolidated Natural Gas Co. (Series C)	6.25	11/01/11	137,970
25	Consolidated Natural Gas Co. (Series A)	5.00	03/01/14	25,307
30	Detroit Edison Co.	6.125	10/01/10	33,043
100	Duke Energy Corp.	4.50	04/01/10	102,452
185	Entergy Gulf States, Inc.	3.60	06/01/08	183,660
340	Exelon Corp.	6.75	05/01/11	383,606
850	FirstEnergy Corp. (Series B)	6.45	11/15/11	932,651
100	IPALCO Enterprises, Inc.	8.625	11/14/11	113,500
825	Monongahela Power Co.	5.00	10/01/06	851,107
640	MSW Energy Holdings/Finance	7.375	09/01/10	675,200
140	MSW Energy Holdings/Finance	8.50	09/01/10	154,000
735	Nevada Power Co.	9.00	08/15/13	859,950
515	Ohio Power Co. (Series G)	6.60	02/15/33	574,197
255	Pacific Gas & Electric Co.	6.05	03/01/34	263,545
30	Panhandle Eastern Pipe Line Co. (Series B)	2.75	03/15/07	29,497
360	PG&E Corp. – 144A*	6.875	07/15/08	391,500
790	PSEG Energy Holdings Inc.	8.625	02/15/08	876,900
85	Public Service Electric & Gas Co.	5.00	01/01/13	87,555
50	South Carolina Electric & Gas Co.	5.30	05/15/33	48,637
135	Southern California Edison Co.	5.00	01/15/14	138,556
55	Texas Eastern Transmission, L.P.	7.00	07/15/32	63,491
265	TNP Enterprises Inc. (Series B)	10.25	04/01/10	286,200
310	TXU Energy Co.	7.00	03/15/13	352,534
325	Westar Energy Inc.	6.00	07/01/14	352,124
55	Wisconsin Electric Power Co.	5.625	05/15/33	55,983
				11,536,425
	Electrical Products (0.2%)
105	Cooper Industries Inc.	5.25	07/01/07	110,311
500	Rayovac Corp.	8.50	10/01/13	551,250
				661,561

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments October 31, 2004 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Electronic Distributors (0.1%)
$475	BRL Universal Equipment Corp.	8.875%	02/15/08	$503,500

	Electronic Equipment/Instruments (0.2%)
585	Xerox Corp.	7.125	06/15/10	636,187

	Environmental Services (0.3%)
350	Allied Waste North America, Inc.	7.875	04/15/13	357,875
535	Allied Waste North America, Inc. (Series B)	8.875	04/01/08	569,775
				927,650
	Finance/Rental/Leasing (1.1%)
115	CIT Group Inc.	2.875	09/29/06	114,586
30	CIT Group Inc.	7.375	04/02/07	32,876
300	Countrywide Home Loans, Inc.	3.25	05/21/08	294,900
405	Ford Motor Credit Co.	7.25	10/25/11	437,070
540	Ford Motor Credit Co.	7.375	10/28/09	587,920
90	International Lease Finance Corp.	2.95	05/23/06	89,861
65	International Lease Finance Corp.	3.75	08/01/07	65,494
600	MBNA America Bank NA	7.125	11/15/12	691,422
185	MBNA Corp.	6.125	03/01/13	200,527
165	SLM Corp.	5.00	10/01/13	167,819
615	United Rentals NA, Inc.	6.50	02/15/12	611,925
680	United Rentals NA, Inc.	7.75	11/15/13	661,300
				3,955,700
	Financial Conglomerates (1.6%)
85	Bank One Corp.	6.00	02/17/09	92,060
180	Chase Manhattan Corp.	6.00	02/15/09	194,826
30	Chase Manhattan Corp.	7.00	11/15/09	34,028
75	Citicorp	6.375	11/15/08	82,595
80	Citicorp	6.75	08/15/05	82,635
155	Citigroup Inc.	5.75	05/10/06	161,977
200	Citigroup Inc.	6.625	06/15/32	223,908
25	General Electric Capital Corp.	4.25	12/01/10	25,271
455	General Electric Capital Corp.	6.75	03/15/32	532,421
80	General Motors Acceptance Corp.	4.50	07/15/06	81,219
3,407	General Motors Acceptance Corp.	6.875	09/15/11	3,551,474

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments October 31, 2004 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
$200	John Hancock Financial Services, Inc.	5.625%	12/01/08	$214,113
375	Prudential Holdings, LLC (Series B) (FSA) – 144A*	7.245	12/18/23	446,337
				5,722,864
	Food Retail (0.5%)
75	Albertson's Inc.	7.45	08/01/29	86,615
170	Albertson's, Inc.	7.50	02/15/11	198,656
276	CA FM Lease Trust - 144A*	8.50	07/15/17	324,582
895	Delhaize America, Inc.	8.125	04/15/11	1,035,627
55	Kroger Co.	7.50	04/01/31	64,833
				1,710,313
	Food: Major Diversified (0.2%)
45	General Mills Inc.	3.875	11/30/07	45,663
65	Kraft Foods Inc.	5.25	06/01/07	68,127
505	Kraft Foods Inc.	5.625	11/01/11	538,852
105	Kraft Foods Inc.	6.25	06/01/12	115,741
				768,383
	Food: Meat/Fish/Dairy (1.1%)
545	Michael Foods Inc. (Series B)	8.00	11/15/13	577,700
1,220	Pilgrim's Pride Corp.	9.625	09/15/11	1,377,075
345	PPC Escrow Corp.	9.25	11/15/13	386,400
715	Smithfield Foods Inc.	7.625	02/15/08	766,837
100	Smithfield Foods Inc. (Series B)	8.00	10/15/09	111,500
700	Smithfield Foods Inc. – 144A*	7.00	08/01/11	752,500
				3,972,012
	Forest Products (0.3%)
10	Weyerhaeuser Co.	6.00	08/01/06	10,523
65	Weyerhaeuser Co.	6.125	03/15/07	69,348
945	Weyerhaeuser Co.	6.75	03/15/12	1,071,094
				1,150,965
	Gas Distributors (0.5%)
900	Dynegy Holdings, Inc.	6.875	04/01/11	875,250
595	Dynegy Holdings, Inc. – 144A*	9.875	07/15/10	679,044
75	Northwest Pipeline Corp.	8.125	03/01/10	84,469
				1,638,763

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments October 31, 2004 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Home Building (0.4%)
$440	Tech Olympic USA, Inc.	10.375%	07/01/12	$497,200
530	Tech Olympic USA, Inc. (Issued 02/03/03)	9.00	07/01/10	580,350
225	Tech Olympic USA, Inc. (Issued 11/27/02)	9.00	07/01/10	246,375
				1,323,925
	Home Furnishings (0.1%)
115	Mohawk Industries, Inc. (Series D)	7.20	04/15/12	133,397
245	Tempur-Pedic Inc.	10.25	08/15/10	284,812
				418,209
	Home Improvement Chains (0.0%)
100	Lowe's Companies, Inc.	6.50	03/15/29	112,382
	Hospital/Nursing Management (0.7%)
805	Columbia/HCA Healthcare Corp.	7.19	11/15/15	847,909
125	HCA, Inc.	7.58	09/15/25	124,918
550	Medcath Holdings Corp. – 144A*	9.875	07/15/12	592,625
90	Tenet Healthcare Corp.	6.875	11/15/31	72,900
630	Tenet Healthcare Corp.	7.375	02/01/13	598,500
265	Tenet Healthcare Corp. – 144A*	9.875	07/01/14	278,912
				2,515,764
	Hotels/Resorts/Cruiselines (0.6%)
245	Hilton Hotels Corp.	7.625	12/01/12	288,635
255	Hilton Hotels Corp.	7.95	04/15/07	281,625
380	Hyatt Equities LLC – 144A*	6.875	06/15/07	405,962
200	Marriott International, Inc. (Series E)	7.00	01/15/08	218,751
60	Starwood Hotels & Resorts Worldwide, Inc.	7.375	05/01/07	64,875
915	Starwood Hotels & Resorts Worldwide, Inc.	7.875	05/01/12	1,077,413
				2,337,261
	Industrial Conglomerates (0.0%)
150	Honeywell International, Inc.	6.125	11/01/11	166,220
	Industrial Machinery (0.0%)
110	Flowserve Corp.	12.25	08/15/10	124,025

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments October 31, 2004 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Industrial Specialties (0.6%)
$1,180	Johnsondiversy, Inc.	9.625%	05/15/12	$1,333,400
305	Tekni-Plex Inc. – 144A*	8.75	11/15/13	292,419
430	UCAR Finance, Inc.	10.25	02/15/12	492,350
				2,118,169
	Information Technology Services (0.1%)
85	Electronic Data Systems Corp.	6.50	08/01/13	86,956
90	Electronic Data Systems Corp.	7.125	10/15/09	97,820
				184,776
	Insurance Brokers/Services (0.3%)
195	Farmers Exchange Capital – 144A*	7.05	07/15/28	198,051
780	Farmers Insurance Capital – 144A*	8.625	05/01/24	911,866
75	Marsh & McLennan Co., Inc.	5.875	08/01/33	68,790
				1,178,707
	Integrated Oil (0.2%)
60	Amerada Hess Corp.	6.65	08/15/11	67,138
505	Amerada Hess Corp.	7.875	10/01/29	604,642
				671,780
	Internet Software/Services (0.1%)
670	Exodus Communications, Inc. (a) (c)	11.625	07/15/10	0
370	Global Cash Access LLC	8.75	03/15/12	403,300
				403,300
	Investment Banks/Brokers (0.5%)
EUR 160	Goldman Sachs Group Inc.	6.50	10/06/10	233,154
$80	Goldman Sachs Group Inc.	6.60	01/15/12	90,009
310	Goldman Sachs Group Inc.	6.875	01/15/11	353,126
950	Refco Finance Holdings – 144A*	9.00	08/01/12	1,030,750
				1,707,039
	Major Banks (0.1%)
55	Bank of New York (The)	5.20	07/01/07	57,874
145	FleetBoston Financial Corp.	7.25	09/15/05	150,732
				208,606

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments October 31, 2004 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	Managed Health Care (0.4%)
$910	Aetna, Inc.	7.875%		03/01/11	$1,056,443
300	Anthem Insurance Companies, Inc. – 144A*	9.125		04/01/10	367,301
60	Health Net, Inc.	9.875		04/15/11	72,827
100	Wellpoint Health Network, Inc.	6.375		06/15/06	105,003
					1,601,574
	Media Conglomerates (0.4%)
80	News America Holdings, Inc.	7.75		02/01/24	95,307
280	News America Holdings, Inc.	8.875		04/26/23	369,143
75	News America Inc.	7.125		04/08/28	84,814
390	News America Inc.	7.30		04/30/28	450,168
150	Time Warner, Inc.	6.625		05/15/29	160,148
360	Time Warner, Inc.	7.625		04/15/31	427,861
					1,587,441
	Medical Distributors (0.3%)
1,045	AmerisourceBergen Corp.	8.125		09/01/08	1,154,725

	Medical Specialties (0.3%)
790	Fisher Scientific International, Inc.	8.125		05/01/12	884,800
135	National Nephrology Assoc. Inc. – 144A*	9.00		11/01/11	156,600
					1,041,400
	Medical/Nursing Services (0.5%)
1,020	Fresenius Medical Care Capital Trust	7.875		06/15/11	1,124,550
150	Fresenius Medical Care Capital Trust II (Units)‡	7.875		02/01/08	162,000
570	Team Health, Inc. – 144A*	9.00		04/01/12	567,150
					1,853,700
	Metal Fabrications (0.3%)
335	General Cable Corp.	9.50		11/15/10	380,225
820	Trimas Corp.	9.875		06/15/12	844,600
					1,224,825
	Miscellaneous Commercial Services (0.9%)
1,188	Advanstar Communications, Inc.	9.22*	**	08/15/08	1,250,370
500	Iron Mountain Inc.	7.75		01/15/15	542,500
815	Iron Mountain Inc.	8.625		04/01/13	886,313
590	Vertis Inc. – 144A*	13.50		12/07/09	616,550
					3,295,733

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments October 31, 2004 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE

	Miscellaneous Manufacturing (0.5%)
$665	Amsted Industries Inc. – 144A*	10.25%		10/15/11	$734,825
1,590	Associated Materials Inc.	11.25	††	03/01/14	1,192,500
					1,927,325

	Motor Vehicles (0.2%)
450	DaimlerChrysler North American Holdings Co.	7.30		01/15/12	516,189
80	DaimlerChrysler North American Holdings Co.	8.50		01/18/31	99,228
EUR 200	General Motors Corp.	8.375		07/05/33	276,447
					891,864
	Movies/Entertainment (0.2%)
$335	Cinemark, Inc.	9.75	††	03/15/14	238,688
350	Marquee Inc. – 144A*	5.97	***	08/15/10	365,750
					604,438
	Multi-Line Insurance (0.4%)
635	AIG Sun America Global Finance VI – 144A*	6.30		05/10/11	701,259
105	American General Finance Corp.	4.625		09/01/10	106,543
105	AXA Financial Inc.	6.50		04/01/08	115,216
120	Hartford Financial Services Group, Inc.	2.375		06/01/06	118,208
25	Hartford Financial Services Group, Inc.	7.90		06/15/10	29,346
285	Nationwide Mutual Insurance Co. – 144A*	8.25		12/01/31	347,498
					1,418,070
	Oil & Gas Pipelines (1.0%)
1,415	El Paso Production Holdings	7.75		06/01/13	1,482,213
480	Pacific Energy Partner/Finance – 144A*	7.125		06/15/14	523,200
140	Southern Natural Gas	8.875		03/15/10	158,375
120	Transcontinental Gas Pipe Line Corp. (Series B)	8.875		07/15/12	148,800
1,235	Williams Companies, Inc. (The)	7.875		09/01/21	1,407,900
					3,720,488
	Oil & Gas Production (1.8%)
910	Chesapeake Energy Corp.	7.50		09/15/13	1,019,200
870	Hilcorp Energy/Finance – 144A*	10.50		09/01/10	985,275
420	Kerr-McGee Corp.	6.875		09/15/11	477,724
162	Magnum Hunter Resources, Inc.	9.60		03/15/12	185,895
1,100	Pemex Project Funding Master Trust	9.125		10/13/10	1,325,500

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments October 31, 2004 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
$870	Pemex Project Funding Master Trust – 144A*	3.18***	%	06/15/10	$886,965
300	Plains E & P Corp.	7.125		06/15/14	334,500
1,280	Vintage Petroleum, Inc.	7.875		05/15/11	1,388,800
					6,603,859
	Oil Refining/Marketing (0.6%)
200	CITGO Petroleum Corp. – 144A*	6.00		10/15/11	204,500
1,050	Husky Oil Ltd.	8.90		08/15/28	1,221,053
70	Marathon Oil Corp.	5.375		06/01/07	73,668
565	Tesoro Petroleum Corp.	9.625		04/01/12	662,463
					2,161,684
	Oilfield Services/Equipment (0.4%)
140	Hanover Compressor Co.	8.625		12/15/10	154,700
190	Hanover Compressor Co.	9.00		06/01/14	212,800
190	Hanover Equipment Trust 2001 A (Series A)	8.50		09/01/08	206,625
675	Hanover Equipment Trust 2001 B (Series B)	8.75		09/01/11	749,250
					1,323,375
	Other Transportation (0.3%)
880	Laidlaw International Inc.	10.75		06/15/11	1,016,400
	Pharmaceuticals: Other (0.1%)
220	Leiner Health Products Inc. – 144A*	11.00		06/01/12	239,525
	Publishing: Books/Magazines (1.1%)
374	Dex Media East/Finance	12.125		11/15/12	466,565
1,035	Dex Media, Inc.	9.00	††	11/15/13	791,775
543	Dex Media West LLC	9.875		08/15/13	644,813
200	Houghton Mifflin Co.	11.50	††	10/15/13	131,750
775	Houghton Mifflin Co.	9.875		02/01/13	844,750
223	PEI Holdings, Inc.	11.00		03/15/10	260,074
985	PRIMEDIA, Inc.	8.875		05/15/11	1,031,788
					4,171,515
	Pulp & Paper (0.6%)
595	Georgia-Pacific Corp.	8.875		02/01/10	703,588
3,500	TJIWI Kimia FN Mauritius	10.00		08/01/04	1,426,250
					2,129,838

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments October 31, 2004 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE
	Railroads (0.3%)
$240	CSX Corp.	2.75%	02/15/06	$239,388
240	CSX Corp.	9.00	08/15/06	264,026
160	Norfolk Southern Corp.	7.35	05/15/07	174,986
145	Union Pacific Corp – 144A*	5.214	09/30/14	145,919
65	Union Pacific Corp.	3.625	06/01/10	63,175
100	Union Pacific Corp.	6.65	01/15/11	112,364
160	Union Pacific Corp.	6.79	11/09/07	174,342
				1,174,200
	Real Estate Development (0.4%)
485	CB Richard Ellis Services, Inc.	11.25	06/15/11	569,875
359	CBRE Escrow Inc.	9.75	05/15/10	411,055
230	World Financial Properties – 144A*	6.91	09/01/13	257,512
235	World Financial Properties – 144A*	6.95	09/01/13	263,503
				1,501,945
	Real Estate Investment Trusts (0.3%)
515	EOP Operating LP	6.763	06/15/07	556,075
89	HMH Properties, Inc. (Series B)	7.875	08/01/08	91,893
480	Host Marriott LP	7.125	11/01/13	520,800
55	Rouse Co. (The)	3.625	03/15/09	51,356
30	Rouse Co. (The)	5.375	11/26/13	28,332
				1,248,456
	RegionalBanks (0.2%)
AUD 1,000	KFW International Inc.	6.25	07/15/05	752,414

	Restaurants (0.1%)
$270	Tricon Global Restaurants, Inc.	8.875	04/15/11	337,415
	Savings Banks (0.4%)
90	Household Finance Corp.	4.125	12/15/08	91,449
60	Household Finance Corp.	5.875	02/01/09	64,948
120	Household Finance Corp.	6.40	06/17/08	131,522
EUR 150	Household Finance Corp.	6.50	05/05/09	216,413
$170	Household Finance Corp.	6.75	05/15/11	192,552
535	Washington Mutual Inc.	8.25	04/01/10	635,974
				1,332,858

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments October 31, 2004 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE	VALUE
	Services to the Health Industry (0.0%)
$175	National Mentor Inc. – 144A*	9.625%		12/01/12	$180,250
	Specialty Stores (0.8%)
715	Autonation, Inc.	9.00		08/01/08	825,825
460	General Nutrition Center	8.50		12/01/10	465,750
630	Petro Stopping Centers/Financial Corp.	9.00		02/15/12	677,250
760	Sonic Automotive, Inc.	8.625		08/15/13	807,500
					2,776,325
	Specialty Telecommunications (1.2%)
470	American Tower Corp.	7.50		05/01/12	493,500
491	American Tower Corp.	9.375		02/01/09	521,688
400	American Tower Corp. – 144A*	7.125		10/15/12	409,000
355	Panamsat Corp. – 144A*	9.00		08/15/14	378,075
950	Panamsat Holding Corp. – 144A*	10.375	††	11/01/14	572,375
660	Qwest Communications International – 144A*	5.211	***	02/15/09	645,150
975	Qwest Services Corp. – 144A*	13.50		12/15/07	1,121,250
145	U.S. West Communications Corp.	5.625		11/15/08	145,725
					4,286,763
	Steel (0.2%)
750	United States Steel Corp.	9.75		05/15/10	862,500
	Telecommunication Equipment (0.1%)
403	Satelites Mexicanos SA (a) (c)	10.125		11/01/04	207,545
	Telecommunications (0.7%)
EUR 110	AT&T Corp.	6.75		11/21/06	152,769
$180	AT&T Corp.	8.75		11/15/31	209,250
955	Primus Telecommunication Group, Inc.	8.00		01/15/14	689,988
4,679	Rhythms Netconnections, Inc. (a) (c)	12.75		04/15/09	0
480	Sprint Capital Corp.	8.75		03/15/32	630,872
635	Verizon Global Funding Corp.	7.75		12/01/30	781,496
					2,464,375
	Tobacco (0.1%)
85	Altria Group, Inc.	7.00		11/04/13	89,665
405	Altria Group, Inc.	7.75		01/15/27	433,696
					523,361

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments October 31, 2004 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE		MATURITY DATE		VALUE
	Trucks/Construction/Farm Machinery (0.6%)
$690	Caterpillar Financial Services Corp.	1.80***%		08/20/07		$689,961
965	Manitowoc Inc. (The)	10.50		08/01/12		1,120,606
230	NMHG Holding Co.	10.00		05/15/09		255,588
						2,066,155
	Wholesale Distributors (0.2%)
625	Nebraska Book Company, Inc.	8.625		03/15/12		635,938
	Wireless Telecommunications (1.2%)
135	AirGATE PCS, Inc-144A*	5.85	***	10/15/11		139,050
260	AT&T Wireless Services, Inc.	8.75		03/01/31		350,120
935	Centennial Communications Corp. – 144A*	8.125		02/01/14		949,025
765	Metropcs, Inc.	10.75		10/01/11		799,425
385	Rural Cellular Corp – 144A*	6.38	***	03/15/10		398,475
610	SBA Communications Corp.	9.75	††	12/15/11		516,975
635	SBA Communications Corp.	10.25		02/01/09		680,244
575	Ubiquitel Operating Co. – 144A*	9.875		03/01/11		625,313
						4,458,627
	Total Corporate Bonds (Cost $154,254,023)					147,792,431
	U.S. Government Agencies – Mortgage-Backed Securities (28.7%)
	Federal Home Loan Mortgage Corp. (5.4%)
3,200		5.50			**	3,312,000
10,600		6.00			**	10,977,625
50		6.50			**	52,547
58		6.50		02/01/29–09/01/33		60,858
524		7.50			**	562,643
4,356		7.50		08/01/17–05/01/33		4,681,081
63		8.00		10/01/24–06/01/25		69,395
						19,716,149
	Federal National Mortgage Assoc. (22.4%)
9,500		4.50			**	9,421,531
2,450		5.00			**	2,500,531
18,725		5.50			**	19,070,242
6,250		6.00			**	6,480,469

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments October 31, 2004 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE		VALUE
$6,141		6.00%	04/01/13–01/01/19		$6,453,301
16,240		6.50		**	17,077,375
6,772		6.50	05/01/28–11/01/33		7,136,157
6,394		7.00	08/01/08–12/01/32		6,797,569
1,538		7.50	02/01/22–02/01/32		1,655,231
3,597		8.00	06/01/22–08/01/31		3,913,057
743		8.50	05/01/20–05/01/25		820,679
					81,326,142

	Government National Mortgage Assoc. (0.8%)
1,800		7.50	05/15/17–10/15/26		1,946,077
799		8.00	01/15/22–02/15/30		876,675
184		8.50	08/15/22–12/15/24		202,236
					3,024,988
	Government National Mortgage Assoc. II (0.1%)
236		7.50	07/20/25		254,257

	Total U.S. Government Agencies – Mortgage-Backed Securities (Cost $103,211,307)				104,321,536

	U.S. Government Agency & Obligations (7.6%)
595	Federal Home Loan Mortgage Corp. (0.2%)	5.125	11/07/13		599,842

	U. S. Treasury Bonds (2.7%)
3,100		6.125	08/15/29		3,661,391
4,255		8.75	05/15/20–08/15/20		6,215,359
					9,876,750

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments October 31, 2004 continued

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE	VALUE

	U. S. Treasury Notes (4.7%)
$14,000		5.875%	11/15/04	$14,025,158
3,000		6.75	05/15/05	3,074,181
				17,099,339
	Total U.S. Government Agency & Obligations (Cost $27,539,003)			27,575,931
	Asset Backed Securities (1.5%)
	Finance/Rental/Leasing
4,942	Targeted Return Index 144A* (Cost $5,059,230)	8.218	08/01/15	5,396,394
	Total United States (Cost $290,063,563)			285,086,292
	Total Government & Corporate Bonds (Cost $382,166,030)			385,015,815

NUMBER OF SHARES
	Common Stocks (e) (0.4%)
	Aerospace & Defense (0.0%)
13,038	Orbital Sciences Corp. (d)	134,943
	Apparel/Footwear Retail (0.0%)
1,310,596	County Seat Stores Corp. (d)	0
	Casino/Gaming (0.0%)
10,773	Fitzgeralds Gaming Corp.+	0
	Food: Specialty/Candy (0.0%)
2,423	SFAC New Holdings Inc.++ (d)	0
445	SFAC New Holdings Inc. (d)	0
198,750	Specialty Foods Acquisition Corp. – 144A*	0
		0
	Medical/Nursing Services (0.0%)
512,862	Raintree Healthcare Corp. (d)	0
	Restaurants (0.1%)
37,319	American Restaurant Group Holdings, Inc. (d)	0
4,383	American Restaurant Group Holdings, Inc. (d)	0
6,000	American Restaurant Group Holdings, Inc. – 144A*	0
95,844	Catalina Restaurant Group (d)	191,688
		191,688

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments October 31, 2004 continued

NUMBER OF SHARES		VALUE
	Specialty Telecommunications (0.0%)
12,687	Birch Telecom Inc. (d)	$0
133,935	PFB Telecom NV (Series B) (d)	0
		0
	Telecommunications (0.0%)
2,702	Viatel Holdings Bermuda Ltd. (d)	1,891
	Textiles (0.0%)
298,462	U.S. Leather, Inc. (d)	0
	Wireless Telecommunications (0.3%)
677	Arch Wireless, Inc. (Class A) (d)	19,356
28,266	NII Holdings, Inc. (Class B)	1,251,336
43,277	Vast Solutions, Inc. (Class B1) (d)	0
43,277	Vast Solutions, Inc. (Class B2) (d)	0
43,277	Vast Solutions, Inc. (Class B3) (d)	0
		1,270,692
	Total Common Stocks (Cost $63,403,607)	1,599,214
	Convertible Preferred Stocks (e) (0.0%)
	Oil & Gas Production
5,000	XCL Ltd. (Units)‡ – 144A*†	0
989	XCL Ltd. – 144A*†	0
		0
	Total Convertible Preferred Stocks (Cost $1,000,778)	0
	Non-Convertible Preferred Stocks (0.5%)
	Broadcasting (0.2%)
76	Paxson Communications Corp.	582,016

	Electric Utilities (0.3%)
866	TNP Enterprises, Inc. (Series D)†	998,065

	Restaurants (0.0%)
163	Catalina Restaurant Group (Units)‡	146,700

	Total Non-Convertible Preferred Stocks (Cost $1,793,812)	1,726,781

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments October 31, 2004 continued

NUMBER OF WARRANTS		EXPIRATION DATE	VALUE
	Warrants (e) (0.0%)
	Broadcasting (0.0%)
4,000	UIH Australia/Pacific Inc.	05/15/06	$0

	Casino/Gaming (0.0%)
68,000	Aladdin Gaming Enterprises, Inc. – 144A*	03/01/10	0
3,250	Resort At Summerlin LP – 144A*	12/15/07	0
			0

	Electric Utilities (0.0%)
965	TNP Enterprises, Inc. – 144A*	04/01/11	29,191

	Restaurants (0.0%)
1,500	American Restaurant Group Holdings, Inc. – 144A*	08/15/08	0
40,750	Catalina Restaurant Group (d)	07/10/12	0
			0
	Total Warrants (Cost $29,677)		29,191

PRINCIPAL AMOUNT IN THOUSANDS		COUPON RATE	MATURITY DATE
	Short-Term Investments (8.0%)
	U.S. Government Obligations (f) (0.3%)
$150	U.S. Treasury Bill (b)	1.645%	01/13/05	149,500
800	U.S. Treasury Bill (b)	1.895	03/24/05	793,978
	Total U.S. Government Obligations (Cost $943,478)			943,478
	Repurchase Agreement (7.7%)
28,039	Joint repurchase agreement account (dated 10/29/04; proceeds $28,041,866) (g) (Cost $28,039,000)	1.84	11/01/04	28,039,000
	Total Short-Term Investments (Cost $28,982,478)			28,982,478
	Total Investments (Cost $477,376,382) (h) (i)		114.9%	417,353,479
	Liabilities in Excess of Other Assets		(14.9)	(54,081,218)
	Net Assets		100.0%	$363,272,261

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments October 31, 2004 continued

FSA	Financial Security Assurance.
*	Resale is restricted to qualified institutional investors.
**	Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date; the actual principal amount and the maturity date will be determined upon settlement.
***	Floating rate security. Rate shown is the rate in effect at October 31, 2004.
‡	Consists of one or more class of securities traded together as a unit; bonds or preferred stock with attached warrants.
†	Payment-in-kind security.
††	Currently a zero coupon bond and will pay interest at the rate shown at a future date.
+	Resale is restricted; acquired (12/22/98) at a cost basis of $48,586.
++	Resale is restricted; acquired (06/10/99) at a cost basis of $24.
(a)	Issuer in bankruptcy.
(b)	All or a portion of these securities have been physically segregated in connection with open futures contracts in the amount of $430,746.
(c)	Non-income producing security; bond in default.
(d)	Acquired through exchange offer.
(e)	Non-income producing securities.
(f)	Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(g)	Collateralized by federal agency and U.S. Treasury obligations.
(h)	Securities have been designated as collateral in an amount equal to $142,226,310 in connection with securities purchased on a forward commitment basis, open forward foreign currency contracts and open futures contracts.
(i)	The aggregate cost for federal income tax purposes is $479,533,516. The aggregate gross unrealized appreciation is $20,629,270 and the aggregate gross unrealized depreciation is $82,809,307, resulting in net unrealized depreciation of $62,180,037.

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Portfolio of Investments October 31, 2004 continued

Futures Contracts Open at October 31, 2004:

NUMBER OF CONTRACTS	LONG/SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED DEPRECIATION
63	Short	US Treasury Note 5 Year, March 2005	$6,963,469	$(1,630)
533	Short	US Treasury Note 5 Year, December 2004	59,362,875	(837,965)
9	Short	US Treasury Note 10 Year, March 2005	1,016,578	(580)
70	Short	US Treasury Note 10 Year, December 2004	7,949,375	(115,703)
1	Short	Euro Bond December 2004	149,531	(2,547)
	Total unrealized depreciation			$(958,425)

Forward Foreign Currency Contracts Open at October 31, 2004:

CONTRACTS TO DELIVER		IN EXCHANGE FOR	DELIVERY DATE	UNREALIZED DEPRECIATION
DKK	7,800,000	$1,275,594	12/20/04	$(66,521)
EUR	5,045,000	$6,379,813	01/26/05	(71,212)
JPY	146,000,000	$1,327,273	11/10/04	(52,663)
	Total unrealized depreciation			$(190,396)

Currency Abbreviations
AUD	Australian Dollar.
CAD	Canadian Dollar.
DKK	Danish Krone.
EUR	Euro.
JPY	Japanese Yen.
SEK	Swedish Krona.

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Financial Statements

Statement of Assets and Liabilities

October 31, 2004

Assets:
Investments in securities, at value (cost $477,376,382)	$417,353,479
Cash (including $250,000 segregated in connection with open futures contracts)	10,168,268
Receivable for:
Investments sold	6,446,231
Interest	5,836,749
Shares of beneficial interest sold	356,287
Prepaid expenses and other assets	33,934
Total Assets	440,194,948
Liabilities:
Unrealized depreciation on open forward foreign currency contracts	190,396
Payable for:
Investments purchased	75,606,876
Shares of beneficial interest redeemed	322,760
Distribution fee	232,704
Variation margin	161,116
Investment management fee	123,084
Accrued expenses and other payables	285,751
Total Liabilities	76,922,687
Net Assets	$363,272,261
Composition of Net Assets:
Paid-in-capital	$684,148,055
Net unrealized depreciation	(61,136,006)
Accumulated undistributed net investment income	3,775,729
Accumulated net realized loss	(263,515,517)
Net Assets	$363,272,261
Class A Shares:
Net Assets	$32,383,131
Shares Outstanding (unlimited authorized, $.01 par value)	5,091,567
Net Asset Value Per Share	$6.36
Maximum Offering Price Per Share, (net asset value plus 4.44% of net asset value)	$6.64
Class B Shares:
Net Assets	$296,728,785
Shares Outstanding (unlimited authorized, $.01 par value)	46,586,522
Net Asset Value Per Share	$6.37
Class C Shares:
Net Assets	$17,106,459
Shares Outstanding (unlimited authorized, $.01 par value)	2,689,890
Net Asset Value Per Share	$6.36
Class D Shares:
Net Assets	$17,053,886
Shares Outstanding (unlimited authorized, $.01 par value)	2,671,785
Net Asset Value Per Share	$6.38

Statement of Operations

For the year ended October 31, 2004

Net Investment Income:
Income
Interest	$21,536,358
Dividends	326,396
Total Income	21,862,754
Expenses
Distribution fee (Class A shares)	57,548
Distribution fee (Class B shares)	2,744,960
Distribution fee (Class C shares)	145,194
Investment management fee	1,563,012
Transfer agent fees and expenses	497,070
Professional fees	131,440
Shareholder reports and notices	113,799
Custodian fees	106,561
Registration fees	67,347
Trustees' fees and expenses	17,046
Other	73,053
Total Expenses	5,517,030
Net Investment Income	16,345,724
Net Realized and Unrealized Gain (Loss):
Net Realized Gain/Loss on:
Investments	(15,188,144)
Futures contracts	(4,068,502)
Foreign exchange transactions	2,583,747
Net Realized Loss	(16,672,899)
Net Change in Unrealized Appreciation/Depreciation on:
Investments	30,472,740
Futures contracts	(227,868)
Translation of forward foreign currency contracts, other assets and liabilities denominated in foreign currencies	(102,746)
Net Appreciation	30,142,126
Net Gain	13,469,227
Net Increase	$29,814,951

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Financial Statements continued

Statement of Changes in Net Assets

	FOR THE YEAR ENDED OCTOBER 31, 2004	FOR THE YEAR ENDED OCTOBER 31, 2003
Increase (Decrease) in Net Assets:
Operations:
Net investment income	$16,345,724	$13,316,006
Net realized loss	(16,672,899)	(73,984,820)
Net change in unrealized depreciation	30,142,126	112,001,509
Net Increase	29,814,951	51,332,695
Dividends to Shareholders from Net Investmet Income:
Class A shares	(2,668,181)	(1,893,625)
Class B shares	(26,206,205)	(18,244,273)
Class C shares	(1,336,679)	(774,230)
Class D shares	(1,767,190)	(1,171,244)
Total Dividends	(31,978,255)	(22,083,372)
Net decrease from transactions in shares of beneficial interest	(53,158,050)	(23,683,924)
Net Increase (Decrease)	(55,321,354)	5,565,399
Net Assets:
Beginning of period	418,593,615	413,028,216
End of Period (Including accumulated undistributed net investment income of $3,775,729 and $10,243,778, respectively)	$363,272,261	$418,593,615

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Notes to Financial Statements October 31, 2004

1.   Organization and Accounting Policies

Morgan Stanley Flexible Income Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's primary investment objective is to provide a high level of current income and, as a secondary objective, seeks to maximize total return, but only when consistent with its primary objective. The Fund was organized as a Massachusetts business trust on December 20, 1991 and commenced operations on April 9, 1992. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The following is a summary of significant accounting policies:

A.   Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) futures are valued at the latest price published by the commodities exchange on which they trade; (6) when market quotations are not readily available or Morgan Stanley Investment Advisors Inc. (the "Investment Manager") determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Trustees or by the Investment Manager using a pricing service and/or procedures approved by the Trustees of the Fund;

Morgan Stanley Flexible Income Trust

Notes to Financial Statements October 31, 2004 continued

(7) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B.   Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily except where collection is not expected.

C.   Repurchase Agreements — Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D.   Multiple Class Allocations — Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E.   Futures Contracts — A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains and losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

F.   Foreign Currency Translation and Forward Foreign Currency Contracts — The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gain/loss on foreign exchange

Morgan Stanley Flexible Income Trust

Notes to Financial Statements October 31, 2004 continued

transactions. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities. Forward contracts are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

G.   Federal Income Tax Policy — It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

H.   Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

I.   Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2.   Investment Management Agreement

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 0.40% to the net assets of the Fund determined as of the close of each business day.

3.   Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A – up to 0.25% of the average daily net assets of Class A; (ii) Class B – up to 0.85% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B; and (iii) Class C – up to 0.85% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of

Morgan Stanley Flexible Income Trust

Notes to Financial Statements October 31, 2004 continued

Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $15,713,019 at October 31, 2004.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 0.85% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended October 31, 2004, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.18% and 0.85%, respectively.

The Distributor has informed the Fund that for the year ended October 31, 2004, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $4, $448,750 and $5,846, respectively and received $77,211 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4.   Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended October 31, 2004 aggregated $1,138,903,599 and $1,226,625,259, respectively. Included in the aforementioned are purchases and sales of U.S. Government securities of $969,957,876 and $1,019,105,886, respectively.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At October 31, 2004, the Fund had transfer agent fees and expenses payable of approximately $7,000.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. Aggregate pension costs for the year ended October 31, 2004 included in Trustees' fees and expenses in the Statement of Operations amounted to $12,060. At October 31, 2004, the Fund had an accrued pension liability of $93,959 which is included in accrued expenses in the Statement of Assets and Liabilities. On December 2, 2003, the Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003.

Effective April 1, 2004, the Fund began an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he receives for

Morgan Stanley Flexible Income Trust

Notes to Financial Statements October 31, 2004 continued

serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5.   Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

The tax character of distributions paid was as follows:

	FOR THE YEAR ENDED OCTOBER 31, 2004	FOR THE YEAR ENDED OCTOBER 31, 2003
Ordinary income	$31,978,255	$22,083,372
As of October 31, 2004, the tax-basis components of accumulated losses were as follows:
Undistributed ordinary income	$5,761,319
Undistributed long-term gains	—
Net accumulated earnings	5,761,319
Capital loss carryforward*	(264,098,672)
Temporary differences	(325,056)
Net unrealized depreciation	(62,213,385)
Total accumulated losses	$(320,875,794)

* As of October 31, 2004, the Fund had a net capital loss carryforward of $264,098,672 of which $7,130,711 will expire on October 31, 2005, $7,532,322 will expire on October 31, 2006, $10,929,321 will expire on October 31, 2007, $18,698,270 will expire on October 31, 2008, $39,097,864 will expire on October 31, 2009, $58,593,426 will expire on October 31, 2010, $96,230,817 will expire on October 31, 2011 and $25,885,941 will expire on October 31, 2012 to offset future capital gains to the extent provided by regulations.

Morgan Stanley Flexible Income Trust

Notes to Financial Statements October 31, 2004 continued

As of October 31, 2004, the Fund had temporary book/tax differences primarily attributable to book amortization of premiums on debt securities, mark-to-market of open futures and forward foreign currency exchange contracts, interest on bonds in default and capital loss deferrals on straddles and permanent book/tax differences primarily attributable to tax adjustments on debt securities sold by the Fund, foreign currency gains and an expired capital loss carryforward. To reflect reclassifications arising from the permanent differences, paid-in-capital was charged $2,969,205, accumulated net realized loss was charged $6,195,277 and accumulated undistributed net investment income was credited $9,164,482.

6.   Purpose of and Risks Relating to Certain Financial Instruments

The Fund may enter into forward contracts to facilitate settlement of foreign currency denominated portfolio transactions or to manage its foreign currency exposure or to sell, for a fixed amount of U.S. dollars or other currency, the amount of foreign currency approximating the value of some or all of its holdings denominated in such foreign currency or an amount of foreign currency other than the currency in which the securities to be hedged are denominated approximating the value of some or all of its holdings to be hedged. Additionally, when the Investment Manager anticipates purchasing securities at some time in the future, the Fund may enter into a forward contract to purchase an amount of currency equal to some or all the value of the anticipated purchase for a fixed amount of U.S. dollars or other currency.

To hedge against adverse interest rate, foreign currency and market risks, the Fund may enter into interest rate futures contracts ("futures contracts").

Forward contracts and futures contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the value of the underlying securities or in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

7.   Legal Matters

The Investment Manager, certain affiliates of the Investment Manager, certain officers of such affiliates and certain investment companies advised by the Investment Manager or its affiliates, including the Fund, are named as defendants in a number of similar class action complaints which were recently consolidated. This consolidated action also names as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint generally alleges that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Manager and certain affiliates of the Investment Manager allegedly offered economic incentives to brokers and others to recommend the funds advised by the Investment Manager or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Investment Manager or its

Morgan Stanley Flexible Income Trust

Notes to Financial Statements October 31, 2004 continued

affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their efforts to recommend these funds to investors. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants intend to move to dismiss the action and otherwise vigorously to defend it. While the Fund believes that it has meritorious defenses, the ultimate outcome of this matter is not presently determinable at this early stage of the litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of this matter.

8.   Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

	FOR THE YEAR ENDED OCTOBER 31, 2004		FOR THE YEAR ENDED OCTOBER 31, 2003
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	1,866,841	$11,782,516	11,763,766	$73,458,374
Reinvestment of dividends	156,527	984,922	122,145	758,699
Redeemed	(1,972,835)	(12,453,828)	(11,837,121)	(74,077,578)
Net increase – Class A	50,533	313,610	48,790	139,495
CLASS B SHARES
Sold	5,180,244	32,798,359	11,288,953	70,368,240
Reinvestment of dividends	1,817,409	11,449,205	1,239,387	7,701,707
Redeemed	(15,107,105)	(95,084,168)	(17,491,492)	(108,722,767)
Net decrease - Class B	(8,109,452)	(50,836,604)	(4,963,152)	(30,652,820)
CLASS C SHARES
Sold	692,323	4,394,647	1,816,091	11,349,040
Reinvestment of dividends	113,279	712,166	69,313	431,075
Redeemed	(669,830)	(4,220,025)	(1,436,591)	(8,965,206)
Net increase – Class C	135,772	886,788	448,813	2,814,909
CLASS D SHARES
Sold	596,704	3,829,246	2,740,065	16,917,655
Reinvestment of dividends	203,878	1,286,543	130,603	814,806
Redeemed	(1,369,623)	(8,637,633)	(2,223,257)	(13,717,969)
Net increase (decrease) – Class D	(569,041)	(3,521,844)	647,411	4,014,492
Net decrease in Fund	(8,492,188)	$(53,158,050)	(3,818,138)	$(23,683,924)

Morgan Stanley Flexible Income Trust

Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE YEAR ENDED OCTOBER 31,
	2004	2003	2002	2001		2000
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$6.38	$5.95	$6.10	$6.97		$8.16
Income (loss) from investment operations:
Net investment income‡	0.30	0.23	0.42	0.56		0.72
Net realized and unrealized gain (loss)	0.23	0.56	(0.18)	(0.88)		(1.23)
Total income (loss) from investment operations	0.53	0.79	0.24	(0.32)		(0.51)
Less dividends and distributions from:
Net investment income	(0.55)	(0.36)	(0.38)	(0.32)		(0.62)
Paid-in-capital	—	—	(0.01)	(0.23)		(0.06)
Total dividends and distributions	(0.55)	(0.36)	(0.39)	(0.55)		(0.68)
Net asset value, end of period	$6.36	$6.38	$5.95	$6.10		$6.97
Total Return†	8.64%	13.65%	4.25%	(4.62)%		(6.66)%
Ratios to Average Net Assets(1):
Expenses	0.84%	0.84%	0.81%	0.76	%(2)	0.73%
Net investment income	4.76%	3.71%	7.13%	8.78	%(2)	9.28%
Supplemental Data:
Net assets, end of period, in thousands	$32,383	$32,166	$29,701	$29,769		$13,318
Portfolio turnover rate	282%	309%	82%	110%		40%

‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(2)	If the Fund had borne all expenses that were waived by the Investment Manager, the expense and net investment income ratios would have been 0.78% and 8.76%, respectively.

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Financial Highlights continued

	FOR THE YEAR ENDED OCTOBER 31,
	2004	2003	2002	2001		2000
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period	$6.39	$5.96	$6.10	$6.98		$8.16
Income (loss) from investment operations:
Net investment income‡	0.26	0.19	0.38	0.53		0.67
Net realized and unrealized gain (loss)	0.22	0.56	(0.17)	(0.90)		(1.22)
Total income (loss) from investment operations	0.48	0.75	0.21	(0.37)		(0.55)
Less dividends and distributions from:
Net investment income	(0.50)	(0.32)	(0.34)	(0.30)		(0.58)
Paid-in-capital	—	—	(0.01)	(0.21)		(0.05)
Total dividends and distributions	(0.50)	(0.32)	(0.35)	(0.51)		(0.63)
Net asset value, end of period	$6.37	$6.39	$5.96	$6.10		$6.98
Total Return†	7.91%	12.89%	3.73%	(5.37)%		(7.24)%
Ratios to Average Net Assets(1):
Expenses	1.51%	1.50%	1.47%	1.41	%(2)	1.38%
Net investment income	4.09%	3.06%	6.47%	8.13	%(2)	8.63%
Supplemental Data:
Net assets, end of period, in thousands	$296,729	$349,392	$355,329	$454,883		$565,493
Portfolio turnover rate	282%	309%	82%	110%		40%

‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(2)	If the Fund had borne all expenses that were waived by the Investment Manager, the expense and net investment income ratios would have been 1.43% and 8.11%, respectively.

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Financial Highlights continued

	FOR THE YEAR ENDED OCTOBER 31,
	2004	2003	2002	2001		2000
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$6.38	$5.95	$6.09	$6.97		$8.15
Income (loss) from investment operations:
Net investment income‡	0.26	0.19	0.38	0.53		0.67
Net realized and unrealized gain (loss)	0.22	0.56	(0.17)	(0.90)		(1.22)
Total income (loss) from investment operations	0.48	0.75	0.21	(0.37)		(0.55)
Less dividends and distributions from:
Net investment income	(0.50)	(0.32)	(0.34)	(0.30)		(0.58)
Paid-in-capital	—	—	(0.01)	(0.21)		(0.05)
Total dividends and distributions	(0.50)	(0.32)	(0.35)	(0.51)		(0.63)
Net asset value, end of period	$6.36	$6.38	$5.95	$6.09		$6.97
Total Return†	7.93%	12.92%	3.74%	(5.38)%		(7.12)%
Ratios to Average Net Assets(1):
Expenses	1.51%	1.50%	1.47%	1.35	%(2)	1.38%
Net investment income	4.09%	3.06%	6.47%	8.19	%(2)	8.63%
Supplemental Data:
Net assets, end of period, in thousands	$17,106	$16,293	$12,524	$12,754		$14,313
Portfolio turnover rate	282%	309%	82%	110%		40%

‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(2)	If the Fund had borne all expenses that were waived by the Investment Manager, the expense and net investment income ratios would have been 1.37% and 8.17%, respectively.

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Financial Highlights continued

	FOR THE YEAR ENDED OCTOBER 31,
	2004	2003	2002	2001		2000
Class D Shares
Selected Per Share Data:
Net asset value, beginning of period	$6.40	$5.97	$6.11	$6.99		$8.15
Income (loss) from investment operations:
Net investment income‡	0.31	0.24	0.41	0.56		0.72
Net realized and unrealized gain (loss)	0.23	0.56	(0.15)	(0.87)		(1.19)
Total income (loss) from investment operations	0.54	0.80	0.26	(0.31)		(0.47)
Less dividends and distributions from:
Net investment income	(0.56)	(0.37)	(0.39)	(0.33)		(0.63)
Paid-in-capital	—	—	(0.01)	(0.24)		(0.06)
Total dividends and distributions	(0.56)	(0.37)	(0.40)	(0.57)		(0.69)
Net asset value, end of period	$6.38	$6.40	$5.97	$6.11		$6.99
Total Return†	8.81%	13.82%	4.61%	(4.56)%		(6.20)%
Ratios to Average Net Assets(1):
Expenses	0.66%	0.65%	0.62%	0.56	%(2)	0.53%
Net investment income	4.94%	3.91%	7.32%	8.98	%(2)	9.48%
Supplemental Data:
Net assets, end of period, in thousands	$17,054	$20,743	$15,474	$7,049		$1,493
Portfolio turnover rate	282%	309%	82%	110%		40%

‡	The per share amounts were computed using an average number of shares outstanding during the period.
†	Calculated based on the net asset value as of the last business day of the period.
(1)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(2)	If the Fund had borne all expenses that were waived by the Investment Manager, the expense and net investment income ratios would have been 0.58% and 8.96%, respectively.

See Notes to Financial Statements

Morgan Stanley Flexible Income Trust

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of
Morgan Stanley Flexible Income Trust:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Flexible Income Trust (the "Fund"), including the portfolio of investments, as of October 31, 2004, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2004, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley Flexible Income Trust as of October 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
New York, New York
December 16, 2004

2004 Federal Tax Notice (unaudited)

Of the Fund's ordinary income dividends paid during the fiscal year ended October 31, 2004, 11.81% was attributable to qualifying Federal obligations. Please consult your tax advisor to determine if any portion of the dividends you received is exempt from state income tax.

Morgan Stanley Flexible Income Trust

Trustee and Officer Information

Independent Trustees:

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years**	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee
Michael Bozic (63) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 919 Third Avenue New York, NY	Trustee	Since April 1994	Private Investor; Director or Trustee of the Retail Funds (since April 1994) and the Institutional Funds (since July 2003); formerly Vice Chairman of Kmart Corporation (December 1998-October 2000), Chairman and Chief Executive Officer of Levitz Furniture Corporation (November 1995-November 1998) and President and Chief Executive Officer of Hills Department Stores (May 1991-July 1995); formerly variously Chairman, Chief Executive Officer, President and Chief Operating Officer (1987-1991) of the Sears Merchandise Group of Sears, Roebuck & Co.	208	Director of Weirton Steel Corporation.
Edwin J. Garn (72) c/o Summit Ventures LLC 1 Utah Center 201 S. Main Street Salt Lake City, UT	Trustee	Since January 1993	Managing Director of Summit Ventures LLC; Director or Trustee of the Retail Funds (since January 1993) and the Institutional Funds (since July 2003); member of the Utah Regional Advisory Board of Pacific Corp.; formerly United States Senator (R-Utah) (1974-1992) and Chairman, Senate Banking Committee (1980-1986), Mayor of Salt Lake City, Utah (1971-1974), Astronaut, Space Shuttle Discovery (April 12-19, 1985), and Vice Chairman, Huntsman Corporation (chemical company).	208	Director of Franklin Covey (time management systems), BMW Bank of North America, Inc. (industrial loan corporation), United Space Alliance (joint venture between Lockheed Martin and the Boeing Company) and Nuskin Asia Pacific (multilevel marketing); member of the board of various civic and charitable organizations.

Wayne E. Hedien (70) c/o Kramer Levin Naftalis & Frankel LLP Counsel to the Independent Trustees 919 Third Avenue New York, NY	Trustee	Since September 1997	Retired; Director or Trustee of the Retail Funds; (Since September 1997) and the Institutional Funds (since July 2003); formerly associated with the Allstate Companies (1966-1994), most recently as Chairman of The Allstate Corporation (March 1993-December 1994) and Chairman and Chief Executive Officer of its wholly-owned subsidiary, Allstate Insurance Company (July 1989-December 1994).	208	Director of The PMI Group Inc. (private mortgage insurance); Trustee and Vice Chairman of The Field Museum of Natural History; director of various other business and charitable organizations.

Morgan Stanley Flexible Income Trust

Trustee and Officer Information continued

Name, Age and Address of Independent Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years**	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee
Dr. Manuel H. Johnson (55) c/o Johnson Smick International, Inc. 2099 Pennsylvania Avenue, N.W. Suite 950 Washington, D.C.	Trustee	Since July 1991	Senior Partner, Johnson Smick International, Inc., a consulting firm; Chairman of the Audit Committee and Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2003); Co-Chairman and a founder of the Group of Seven Council (G7C), an international economic commission; formerly Vice Chairman of the Board of Governors of the Federal Reserve System and Assistant Secretary of the U.S. Treasury.	208	Director of NVR, Inc. (home construction); Chairman and Trustee of the Financial Accounting Foundation (oversight organization of the Financial Accounting Standards Board); Director of RBS Greenwich Capital Holdings (financial holding company).

Joseph J. Kearns (62) PMB754 23852 Pacific Coast Highway Malibu, CA	Trustee	Since July 2003	President, Kearns & Associates LLC (investment consulting); Deputy Chairman of the Audit Committee and Director or Trustee of the Retail Funds (since July 2003) and the Institutional Funds (since August 1994); previously Chairman of the Audit Committee of the Institutional Funds (October 2001-July 2003); formerly CFO of the J. Paul Getty Trust.	209	Director of Electro Rent Corporation (equipment leasing), The Ford Family Foundation, and the UCLA Foundation.
Michael E. Nugent (68) c/o Triumph Capital, L.P. 445 Park Avenue New York, NY	Trustee	Since July 1991	General Partner of Triumph Capital, L.P., a private investment partnership; Chairman of the Insurance Committee and Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2001); formerly Vice President, Bankers Trust Company and BT Capital Corporation (1984-1988).	208	Director of various business organizations.
Fergus Reid (72) c/o Lumelite Plastics Corporation 85 Charles Colman Blvd. Pawling, NY	Trustee	Since July 2003	Chairman of Lumelite Plastics Corporation; Chairman of the Governance Committee and Director or Trustee of the Retail Funds (since July 2003) and the Institutional Funds (since June 1992).	209	Trustee and Director of certain investment companies in the JPMorgan Funds complex managed by J.P. Morgan Investment Management Inc.

Morgan Stanley Flexible Income Trust

Trustee and Officer Information continued

Interested Trustees:

Name, Age and Address of Interested Trustee	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years**	Number of Portfolios in Fund Complex Overseen by Trustee***	Other Directorships Held by Trustee
Charles A. Fiumefreddo (71) c/o Morgan Stanley Trust Harborside Financial Center, Plaza Two, Jersey City, NJ	Chairman of the Board and Trustee	Since July 1991	Chairman and Director or Trustee of the Retail Funds (since July 1991) and the Institutional Funds (since July 2003); formerly Chief Executive Officer of the Retail Funds (until September 2002).	208	None
James F. Higgins (56) c/o Morgan Stanley Trust Harborside Financial Center, Plaza Two, Jersey City, NJ	Trustee	Since June 2000	Director or Trustee of the Retail Funds (since June 2000) and the Institutional Funds (since July 2003); Senior Advisor of Morgan Stanley (since August 2000); Director of the Distributor and Dean Witter Realty Inc.; previously President and Chief Operating Officer of the Private Client Group of Morgan Stanley (May 1999-August 2000), and President and Chief Operating Officer of Individual Securities of Morgan Stanley (February 1997-May 1999).	208	Director of AXA Financial, Inc. and The Equitable Life Assurance Society of the United States (financial services).

*	This is the earliest date the Trustee began serving the funds advised by Morgan Stanley Investment Advisors Inc. (the "Investment Manager") (the "Retail Funds").
**	The dates referenced below indicating commencement of services as Director/Trustee for the Retail Funds and the funds advised by Morgan Stanley Investment Management Inc. and Morgan Stanley AIP GP LP (the "Institutional Funds") reflect the earliest date the Director/Trustee began serving the Retail or Institutional Funds as applicable.
***	The Fund Complex includes all open-end and closed-end funds (including all of their portfolios) advised by the Investment Manager and any funds that have an investment advisor that is an affiliated person of the Investment Manager (including but not limited to Morgan Stanley Investment Management Inc.).

Morgan Stanley Flexible Income Trust

Trustee and Officer Information continued

Officers:

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years**
Mitchell M. Merin (51) 1221 Avenue of the Americas New York, NY	President	Since May 1999	President and Chief Operating Officer of Morgan Stanley Investment Management Inc.; President, Director and Chief Executive Officer of the Investment Manager and Morgan Stanley Services; Chairman and Director of the Distributor; Chairman and Director of the Transfer Agent; Director of various Morgan Stanley subsidiaries; President of the Institutional Funds (since July 2003) and President of the Retail Funds (since May 1999); Trustee (since July 2003) and President (since December 2002) of the Van Kampen Closed-End Funds; Trustee (since May 1999) and President (since October 2002) of the Van Kampen Open-End Funds.
Ronald E. Robison (65) 1221 Avenue of the Americas New York, NY	Executive Vice President and Principal Executive Officer	Since April 2003	Principal Executive Officer-Office of the Funds (since November 2003); Managing Director of Morgan Stanley & Co. Incorporated, Managing Director of Morgan Stanley; Managing Director, Chief Administrative Officer and Director of the Investment Manager and Morgan Stanley Services; Chief Executive Officer and Director of the Transfer Agent; Managing Director and Director of the Distributor; Executive Vice President and Principal Executive Officer of the Institutional Funds (since July 2003) and the Retail Funds (since April 2003); Director of Morgan Stanley SICAV (since May 2004); previously President and Director of the Retail Funds (March 2001-July 2003) and Chief Global Operations Officer and Managing Director of Morgan Stanley Investment Management Inc.
Joseph J. McAlinden (61) 1221 Avenue of the Americas New York, NY	Vice President	Since July 1995	Managing Director and Chief Investment Officer of the Investment Manager and Morgan Stanley Investment Management Inc.; Director of the Transfer Agent, Chief Investment Officer of the Van Kampen Funds; Vice President of the Institutional Funds (since July 2003) and the Retail Funds (since July 1995).
Barry Fink (49) 1221 Avenue of the Americas New York, NY	Vice President	Since February 1997	General Counsel (since May 2000) and Managing Director (since December 2000) of Morgan Stanley Investment Management; Managing Director (since December 2000), Secretary (since February 1997) and Director (since July 1998) of the Investment Manager and Morgan Stanley Services; Vice President of the Retail Funds; Assistant Secretary of Morgan Stanley DW; Vice President of the Institutional Funds (since July 2003); Managing Director, Secretary and Director of the Distributor; previously Secretary (February 1997-July 2003) and General Counsel (February 1997-April 2004) of the Retail Funds; Vice President and Assistant General Counsel of the Investment Manager and Morgan Stanley Services (February 1997-December 2001).
Amy R. Doberman (42) 1221 Avenue of Americas New York, NY	Vice President	Since July 2004	Managing Director and General Counsel, U.S. Investment Management; Managing Director of Morgan Stanley Investment Management Inc. and the Investment Manager, Vice President of the Institutional and Retail Funds (since July 2004); previously, Managing Director and General Counsel — Americas, UBS Global Asset Management (July 2000 – July 2004) and General Counsel, Aeltus Investment Management Inc. (January 1997 – July 2000).
Carsten Otto (41) 1221 Avenue of the Americas New York, NY 10020	Chief Compliance Officer	Since October 2004	Executive Director and U.S. Director of Compliance for Morgan Stanley Investment Management (since October 2004); Executive Director of the Investment Adviser and Morgan Stanley Investment Management Inc.; formerly Assistant Secretary and Assistant General Counsel of the Morgan Stanley Retail Funds.

Morgan Stanley Flexible Income Trust

Trustee and Officer Information continued

Name, Age and Address of Executive Officer	Position(s) Held with Registrant	Term of Office and Length of Time Served*	Principal Occupation(s) During Past 5 Years**
Stefanie V. Chang (37) 1221 Avenue of the Americas New York, NY	Vice President	Since July 2003	Executive Director of Morgan Stanley & Co. Incorporated, Morgan Stanley Investment Management Inc. and the Investment Manager; Vice President of the Institutional Funds (since December 1997) and the Retail Funds (since July 2003); formerly practiced law with the New York law firm of Rogers & Wells (now Clifford Chance US LLP).
Francis J. Smith (39) c/o Morgan Stanley Trust Harborside Financial Center, Plaza Two, Jersey City, NJ	Treasurer and Chief Financial Officer	Treasurer since July 2003 and Chief Financial Officer since September 2002	Executive Director of the Investment Manager and Morgan Stanley Services (since December 2001); previously, Vice President of the Retail Funds (September 2002-July 2003), Vice President of the Investment Manager and Morgan Stanley Services (August 2000-November 2001) and Senior Manager at PricewaterhouseCoopers LLP (January 1998-August 2000).
Thomas F. Caloia (58) c/o Morgan Stanley Trust Harborside Financial Center, Plaza Two, Jersey City, NJ	Vice President	Since July 2003	Executive Director (since December 2002) and Assistant Treasurer of the Investment Manager, the Distributor and Morgan Stanley Services; previously Treasurer of the Retail Funds (April 1989-July 2003); formerly First Vice President of the Investment Manager, the Distributor and Morgan Stanley Services.

Mary E. Mullin (37) 1221 Avenue of the Americas New York, NY	Secretary	Since July 2003	Executive Director of Morgan Stanley & Co. Incorporated, Morgan Stanley Investment Management Inc. and the Investment Manager; Secretary of the Institutional Funds (since June 1999) and the Retail Funds (since July 2003); formerly practiced law with the New York law firms of McDermott, Will & Emery and Skadden, Arps, Slate, Meagher & Flom LLP.

*	This is the earliest date the Officer began serving the Retail Funds. Each Officer serves an indefinite term, until his or her successor is elected.
**	The dates referenced below indicating commencement of service as an Officer for the Retail and Institutional Funds reflect the earliest date the Officer began serving the Retail or Institutional Funds as applicable.

Trustees

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

Officers

Charles A. Fiumefreddo
Chairman of the Board

Mitchell M. Merin
President

Ronald E. Robison
Executive Vice President and Principal Executive Officer

Joseph J. McAlinden
Vice President

Barry Fink
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Thomas F. Caloia
Vice President

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Investment Manager

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

© 2004 Morgan Stanley

37937RPT-RA04-00894P-Y10/04	MORGAN STANLEY FUNDS
Morgan Stanley Flexible Income Trust Annual Report October 31, 2004

Item 2.  Code of Ethics.

(a) The Fund has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b) No information need be disclosed pursuant to this paragraph.

(c) The Fund has amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto to delete from the end of the following paragraph on page 2 of the Code the phrase "to the detriment of the
Fund.":

"Each Covered Officer must not use his personal influence or personal relationship improperly to influence investment decisions or financial reporting by the Fund whereby the Covered Officer would benefit personally (directly or indirectly)."

(d) Not applicable.

(e) Not applicable.

(f)

         (1) The Fund's Code of Ethics is attached hereto as Exhibit A.

         (2) Not applicable.

         (3) Not applicable.

Item 3.  Audit Committee Financial Expert.

The Fund 's Board of Trustees has determined that it has two "audit committee financial experts" serving on its audit committee, each of whom are
"independent" Trustees: Dr. Manuel H. Johnson and Joseph J. Kearns. Under
applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4.  Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g). Based on fees billed for the periods shown:

           2004
                                                            REGISTRANT            COVERED ENTITIES(1)
              AUDIT FEES........................            $ 50,712              N/A

              NON-AUDIT FEES
                        AUDIT-RELATED FEES......            $    452 (2)          $ 5,067,400 (2)
                        TAX FEES...................         $  4,781 (3)          $   545,053 (4)
                        ALL OTHER FEES...........           $ -                   $ -
              TOTAL NON-AUDIT FEES..........                $  5,233              $ 5,612,453

              TOTAL..............................           $ 55,945              $ 5,612,453

           2003
                                                            REGISTRANT            COVERED ENTITIES(1)

              AUDIT FEES........................            $ 48,049              N/A

              NON-AUDIT FEES
                        AUDIT-RELATED FEES.....             $    684 (2)          $ 1,086,576 (2)
                        TAX FEES..................          $  4,664 (3)          $   252,500 (4)
                        ALL OTHER FEES...........           $ -                   $ - (5)
              TOTAL NON-AUDIT FEES.........                 $  5,348              $ 1,339,076

              TOTAL..............................           $ 53,397              $ 1,339,076

              N/A- Not applicable, as not required by Item 4.

              (1)   Covered Entities include the Adviser (excluding
                    sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.
              (2)   Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered
                    Entities' and funds advised by the Adviser or its
                    affiliates, specifically data verification and agreed-upon procedures related to asset securitizations and agreed-upon procedures engagements.
              (3)   Tax Fees represent tax compliance, tax planning and tax
                    advice services provided in connection with the preparation and review of the Registrant's tax returns.
              (4)   Tax Fees represent tax compliance, tax planning and tax
                    advice services provided in connection with the review of
                    Covered Entities' tax returns.
              (5)   All other fees represent project management for future
                    business applications and improving business and operational processes.

                                       2

(e)(1) The audit committee's pre-approval policies and procedures are as follows:

                                                                    APPENDIX A

                                 AUDIT COMMITTEE
                          AUDIT AND NON-AUDIT SERVICES
                       PRE-APPROVAL POLICY AND PROCEDURES
                                     OF THE
                  MORGAN STANLEY RETAIL AND INSTITUTIONAL FUNDS

                    AS ADOPTED AND AMENDED JULY 23, 2004,(1)

    1. STATEMENT OF PRINCIPLES

The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent
Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor's independence from the Fund.

The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee's administration of the engagement of the independent auditor. The SEC's rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee
("general pre-approval"); or require the specific pre-approval of the Audit
Committee or its delegate ("specific pre-approval"). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the
Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the
Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent
Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

The appendices to this Policy describe the Audit, Audit-related, Tax and All
Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

--------
(1)    This Audit Committee Audit and Non-Audit Services Pre-Approval Policy and
       Procedures (the "Policy"), adopted as of the date above, supersedes and replaces all prior versions that may have been adopted from time to time.

                                       3

The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee's responsibilities to pre-approve services performed by the Independent Auditors to management.

The Fund's Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors'
independence.

   2. DELEGATION

As provided in the Act and the SEC's rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

   3. AUDIT SERVICES

The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the Independent
Auditors to be able to form an opinion on the Fund's financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

In addition to the annual Audit services engagement approved by the Audit
Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

The Audit Committee has pre-approved the Audit services in Appendix B.1. All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

   4. AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements and, to the extent they are Covered Services, the Covered Entities or that are traditionally performed by the Independent Auditors. Because the Audit
Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC's rules on auditor independence, the Audit Committee may grant general pre-approval to
Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters

                                       4

not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

The Audit Committee has pre-approved the Audit-related services in Appendix B.2.
All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

   5. TAX SERVICES

The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered
Entities, such as tax compliance, tax planning and tax advice without impairing the auditor's independence, and the SEC has stated that the Independent Auditors may provide such services.

Pursuant to the preceding paragraph, the Audit Committee has pre-approved the
Tax Services in Appendix B.3. All Tax services in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit
Committee to which pre-approval has been delegated).

   6. ALL OTHER SERVICES

The Audit Committee believes, based on the SEC's rules prohibiting the
Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence.

The Audit Committee has pre-approved the All Other services in Appendix B.4.
Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

   7. PRE-APPROVAL FEE LEVELS OR BUDGETED AMOUNTS

Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee.
Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services.

   8. PROCEDURES

All requests or applications for services to be provided by the Independent
Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund's Chief Financial Officer and must include a detailed description of the services to be

                                       5

rendered. The Fund's Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit
Committee will be submitted to the Audit Committee by both the Independent
Auditors and the Fund's Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

The Audit Committee has designated the Fund's Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The Fund's
Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Fund's Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund's Chief Financial
Officer or any member of management.

   9. ADDITIONAL REQUIREMENTS

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor's independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with
Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

   10. COVERED ENTITIES

Covered Entities include the Fund's investment adviser(s) and any entity controlling, controlled by or under common control with the Fund's investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund's audit committee must pre-approve non-audit services provided not only to the
Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered Entities would include:

         Morgan Stanley Retail Funds
         ---------------------------
         Morgan Stanley Investment Advisors Inc.
         Morgan Stanley & Co. Incorporated
         Morgan Stanley DW Inc.
         Morgan Stanley Investment Management Inc.
         Morgan Stanley Investment Management Limited
         Morgan Stanley Investment Management Private Limited
         Morgan Stanley Asset & Investment Trust Management Co., Limited
         Morgan Stanley Investment Management Company
         Van Kampen Asset Management
         Morgan Stanley Services Company Inc.
         Morgan Stanley Distributors Inc.
         Morgan Stanley Trust FSB

                                       6

         Morgan Stanley Institutional Funds
         ----------------------------------
         Morgan Stanley Investment Management Inc.
         Morgan Stanley Investment Advisors Inc.
         Morgan Stanley Investment Management Limited
         Morgan Stanley Investment Management Private Limited
         Morgan Stanley Asset & Investment Trust Management Co., Limited
         Morgan Stanley Investment Management Company
         Morgan Stanley & Co. Incorporated
         Morgan Stanley Distribution, Inc.
         Morgan Stanley AIP GP LP
         Morgan Stanley Alternative Investment Partners LP

(e)(2) Beginning with non-audit service contracts entered into on or after May
6, 2003, the audit committee also is required to pre-approve services to Covered
Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit
Committee's pre-approval policies and procedures (attached hereto).

(f) Not applicable.

(g) See table above.

(h) The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the
Registrant and Covered Entities is compatible with maintaining the auditors'
independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

(a) The Fund has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are:
Michael Bozic, Edwin J. Garn, Wayne E. Hedien, Manual H. Johnson, Joseph J.
Kearns, Michael Nugent and Fergus Reid.

(b) Not applicable.

Item 6. Schedule of Investments

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End
Management Investment Companies.

Applicable only to annual reports filed by closed-end funds.

                                       7

Item 8. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 9. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 10 - Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year
(the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11 Exhibits

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is
attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                       8

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Flexible Income Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
December 14, 2004

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
December 14, 2004

/s/ Francis Smith
Francis Smith
Principal Financial Officer
December 14, 2004

                                       9

      CODE OF ETHICS FOR PRINCIPAL EXECUTIVE AND SENIOR FINANCIAL
      -----------------------------------------------------------
                                    OFFICERS
                                    --------
                           ADOPTED SEPTEMBER 28, 2004
                           --------------------------

I.       This Code of Ethics (the "Code") for the investment companies within the Morgan Stanley complex identified in Exhibit A (collectively,
         "Funds" and each, a "Fund") applies to each Fund's Principal Executive
         Officer, President, Principal Financial Officer and Treasurer (or
         persons performing similar functions) ("Covered Officers" each of whom are set forth in Exhibit B) for the purpose of promoting:

         o        honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships.

         o        full, fair, accurate, timely and understandable disclosure in reports and documents that a company files with, or submits to, the Securities and Exchange Commission ("SEC") and in
                  other public communications made by the Fund;

         o        compliance with applicable laws and governmental rules and regulations;

         o        prompt internal reporting of violations of the Code to an
                  appropriate person or persons identified in the Code; and

         o        accountability for adherence to the Code.

                  Each Covered Officer should adhere to a high standard of
business ethics and should be sensitive to situations that may give rise to actual as well as apparent conflicts of interest. Any question about the application of the Code should be referred to the General Counsel or his/her designee (who is set forth in Exhibit C).

II.      COVERED OFFICERS SHOULD HANDLE ETHICALLY ACTUAL AND APPARENT CONFLICTS
         OF INTEREST

         OVERVIEW. A "conflict of interest" occurs when a Covered Officer's private interest interferes, or appears to interfere, with the interests of, or his service to, the Fund. For example, a conflict of interest would arise if a
Covered Officer, or a member of his family, receives improper personal benefits as a result of his position with the Fund.

         Certain conflicts of interest arise out of the relationships between
Covered Officers and the Fund and already are subject to conflict of interest provisions in the Investment

                                       10

Company Act of 1940 ("Investment Company Act") and the Investment Advisers Act
of 1940 ("Investment Advisers Act"). For example, Covered Officers may not individually engage in certain transactions (such as the purchase or sale of securities or other property) with the Fund because of their status as
"affiliated persons" (as defined in the Investment Company Act) of the Fund. The
Fund's and its investment adviser's compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions.
This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside the parameters of this Code, unless or until the General Counsel determines that any violation of such programs and procedures is also a violation of this Code.

         Although typically not presenting an opportunity for improper personal benefit, conflicts may arise from, or as a result of, the contractual relationship between the Fund and its investment adviser of which the Covered
Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the Fund or for the investment adviser, or for both), be involved in establishing policies and implementing decisions that will have different effects on the Fund and its investment adviser. The participation of the Covered
Officers in such activities is inherent in the contractual relationship between the Fund and the investment adviser and is consistent with the performance by the Covered Officers of their duties as officers of the Fund. Thus, if performed in conformity with the provisions of the Investment Company Act and the
Investment Advisers Act, such activities will be deemed to have been handled ethically. In addition, it is recognized by the Funds' Boards of
Directors/Trustees ("Boards") that the Covered Officers may also be officers or employees of one or more other investment companies covered by this or other codes.

         Other conflicts of interest are covered by the Code, even if such conflicts of interest are not subject to provisions in the Investment Company
Act and the Investment Advisers Act. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the Fund.

         Each Covered Officer must not:

         o        use his personal influence or personal relationships
                  improperly to influence investment decisions or financial
                  reporting by the Fund whereby the Covered Officer would
                  benefit personally (directly or indirectly);

         o        cause the Fund to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit of the Fund; or

         o        use material non-public knowledge of portfolio transactions made or contemplated for, or actions proposed to be taken by, the Fund to trade personally or cause others to trade
                  personally in contemplation of the market effect of such
                  transactions.

                                       11

         Each Covered Officer must, at the time of signing this Code, report to the General Counsel all affiliations or significant business relationships outside the Morgan Stanley complex and must update the report annually.

         Conflict of interest situations should always be approved by the
General Counsel and communicated to the relevant Fund or Fund's Board. Any activity or relationship that would present such a conflict for a Covered
Officer would likely also present a conflict for the Covered Officer if an immediate member of the Covered Officer's family living in the same household engages in such an activity or has such a relationship. Examples of these include:

          o       service or significant business relationships as a director on the board of any public or private company;

          o       accepting directly or indirectly, anything of value, including gifts and gratuities in excess of $100 per year from any
                  person or entity with which the Fund has current or
                  prospective business dealings, not including occasional meals or tickets for theatre or sporting events or other similar entertainment; provided it is business-related, reasonable in cost, appropriate as to time and place, and not so frequent as to raise any question of impropriety;

          o       any ownership interest in, or any consulting or employment relationship with, any of the Fund's service providers, other than its investment adviser, principal underwriter, or any affiliated person thereof; and

          o       a direct or indirect financial interest in commissions,
                  transaction charges or spreads paid by the Fund for effecting portfolio transactions or for selling or redeeming shares
                  other than an interest arising from the Covered Officer's
                  employment, such as compensation or equity ownership.

III.     DISCLOSURE AND COMPLIANCE

          o       Each Covered Officer should familiarize himself/herself with the disclosure and compliance requirements generally
                  applicable to the Funds;

          o       each Covered Officer must not knowingly misrepresent, or cause others to misrepresent, facts about the Fund to others,
                  whether within or outside the Fund, including to the Fund's
                  Directors/Trustees and auditors, or to governmental regulators and self-regulatory organizations;

          o       each Covered Officer should, to the extent appropriate within his area of responsibility, consult with other officers and employees of the Funds and their investment advisers with the goal of promoting full, fair, accurate, timely and
                  understandable disclosure in the reports and documents the
                  Funds file with, or submit to, the SEC and in other public communications made by the Funds; and

                                       12

         o        it is the responsibility of each Covered Officer to promote compliance with the standards and restrictions imposed by
                  applicable laws, rules and regulations.

IV.      REPORTING AND ACCOUNTABILITY

         Each Covered Officer must:

         o        upon adoption of the Code (thereafter as applicable, upon
                  becoming a Covered Officer), affirm in writing to the Boards that he has received, read and understands the Code;

         o        annually thereafter affirm to the Boards that he has complied with the requirements of the Code;

         o        not retaliate against any other Covered Officer, other officer or any employee of the Funds or their affiliated persons for reports of potential violations that are made in good faith;
                  and

                  notify the General Counsel promptly if he/she knows or
         o        suspects of any violation of this Code. Failure to do so is itself a violation of this Code.

         The General Counsel is responsible for applying this Code to specific situations in which questions are presented under it and has the authority to interpret this Code in any particular situation. However, any waivers(2) sought by a Covered Officer must be considered by the Board of the relevant Fund or
Funds.

         The Funds will follow these procedures in investigating and enforcing this Code:

         o        the General Counsel will take all appropriate action to
                  investigate any potential violations reported to him;

         o        if, after such investigation, the General Counsel believes that no violation has occurred, the General Counsel is not required to take any further action;

         o        any matter that the General Counsel believes is a violation will be reported to the relevant Fund's Audit Committee;

         o        if the directors/trustees/managing general partners who are not "interested persons" as defined by the Investment Company
                  Act (the "Independent Directors/Trustees/Managing General
                  Partners") of the relevant Fund concur that a violation has occurred, they will consider appropriate action, which may include review of, and appropriate modifications to,
                  applicable

---------------------

(2)      Item 2 of Form N-CSR defines "waiver" as "the approval by the registrant of a material departure from a provision of the code of ethics."

                                       13

                  policies and procedures; notification to appropriate personnel of the investment adviser or its board; or a recommendation to dismiss the Covered Officer or other appropriate disciplinary actions;

         o        the Independent Directors/Trustees/Managing General Partners
                  of the relevant Fund will be responsible for granting waivers of this Code, as appropriate; and

         o        any changes to or waivers of this Code will, to the extent required, be disclosed as provided by SEC rules.

V.       OTHER POLICIES AND PROCEDURES

         This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Sarbanes-Oxley Act of 2002 and the rules and forms applicable to registered investment companies thereunder. Insofar as other policies or procedures of the Funds, the Funds' investment advisers, principal underwriters, or other service providers govern or purport to govern the behavior or activities of the Covered Officers who are subject to this Code, they are superseded by this Code to the extent that they overlap or conflict with the provisions of this Code unless any provision of this Code conflicts with any applicable federal or state law, in which case the requirements of such law will govern. The Funds' and their investment advisers' and principal underwriters' codes of ethics under Rule 17j-1 under the Investment Company Act and Morgan Stanley's Code of Ethics are separate requirements applying to the
Covered Officers and others, and are not part of this Code.

VI.      AMENDMENTS

         Any amendments to this Code, other than amendments to Exhibits A, B or C, must be approved or ratified by a majority vote of the Board of each
Fund, including a majority of Independent Directors/Trustees/Managing General
Partners.

VII.     CONFIDENTIALITY

         All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the Independent
Directors/Trustees/Managing General Partners of the relevant Fund or Funds and their counsel, the relevant Fund or Funds and their counsel and the relevant investment adviser and its counsel.

                                       14

VIII.    INTERNAL USE

         The Code is intended solely for the internal use by the Funds and does not constitute an admission, by or on behalf of any Fund, as to any fact, circumstance, or legal conclusion

I have read and understand the terms of the above Code. I recognize the responsibilities and obligations incurred by me as a result of my being subject to the Code. I hereby agree to abide by the above Code.

-------------------------

Date:_____________________

                                       15

                                    EXHIBIT B
                                    ---------

                               INSTITUTIONAL FUNDS
                                COVERED OFFICERS
                                ----------------

                          Mitchell M. Merin - President
  Ronald E. Robison - Executive Vice President and Principal Executive Officer
            James W. Garrett - Chief Financial Officer and Treasurer

                                  RETAIL FUNDS
                                COVERED OFFICERS
                                ----------------

                          Mitchell M. Merin - President
  Ronald E. Robison - Executive Vice President and Principal Executive Officer
               Frank Smith - Chief Financial Officer and Treasurer

                                       16

                                    EXHIBIT C
                                    ---------

                                 GENERAL COUNSEL
                                 ---------------

                                   Barry Fink

                                       17

                                                              EXHIBIT 11 B1

                  CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

                                 CERTIFICATIONS
                                 --------------

I, Ronald E. Robison, certify that:

1.   I have reviewed this report on Form N-CSR of Morgan Stanley Flexible Income
     Trust;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.   The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

a)   designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

[b)  Omitted.]

c)   evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)   disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

a)   all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

                                       18

b)   any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

Date:  December 14, 2004

                                                /s/ Ronald E. Robison
                                                Ronald E. Robison
                                                Principal Executive Officer

                                       19

                                                                EXHIBIT 11 B2

                  CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

                                 CERTIFICATIONS
                                 --------------

I, Francis Smith, certify that:

1.   I have reviewed this report on Form N-CSR of Morgan Stanley Flexible Income
     Trust;

2.   Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.   Based on my knowledge, the financial statements and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4.   The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

a)   designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

[b)  Omitted.]

c)   evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

d)   disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5.   The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

a)   all significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

                                       20

b)   any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.

Date:  December 14, 2004

                                  /s/ Francis Smith
                                  Francis Smith
                                  Principal Financial Officer

                                       21

                            SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley Flexible Income Trust

         In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended October 31, 2004 that is accompanied by this certification, the undersigned hereby certifies that:

1.       The Report fully complies with the requirements of Section 13(a) or
         15(d) of the Securities Exchange Act of 1934; and

2.       The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: December 14, 2004                         /s/ Ronald E. Robison
                                                ---------------------------
                                                Ronald E. Robison
                                                Principal Executive Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley Flexible Income Trust and will be retained by Morgan
Stanley Flexible Income Trust and furnished to the Securities and Exchange
Commission or its staff upon request.

                                       22

                            SECTION 906 CERTIFICATION

                Certification Pursuant to 18 U.S.C. Section 1350,
                             As Adopted Pursuant to
                  Section 906 of the Sarbanes-Oxley Act of 2002

Morgan Stanley Flexible Income Trust

         In connection with the Report on Form N-CSR (the "Report") of the above-named issuer for the period ended October 31, 2004 that is accompanied by this certification, the undersigned hereby certifies that:

1.       The Report fully complies with the requirements of Section 13(a) or
         15(d) of the Securities Exchange Act of 1934; and

2.       The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Issuer.

Date: December 14, 2004           /s/ Francis Smith
                                  ----------------------
                                  Francis Smith
                                  Principal Financial Officer

A signed original of this written statement required by Section 906 has been provided to Morgan Stanley Flexible Income Trust and will be retained by Morgan
Stanley Flexible Income Trust and furnished to the Securities and Exchange
Commission or its staff upon request.

                                       23